UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  November 30, 2014

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Zacks All-Cap Core Fund
(Class A:  CZOAX)
(Class C: CZOCX)

Zacks Market Neutral Fund
(Class A:  ZMNAX)
(Class C:  ZMNCX)

Zacks Small-Cap Core Fund
(Investor Class:  ZSCCX)
(Class C:  ZCCCX)
(Class I: ZSCIX)

Zacks Dividend Fund
(Investor Class:  ZDIVX)

ANNUAL REPORT
November 30, 2014

Zacks All-Cap Core Fund
Zacks Market Neutral Fund
Zacks Small-Cap Core Fund
Zacks Dividend Fund
Each a series of Investment Managers Series Trust

Table of Contents

Shareholder Letter	1
Fund Performance	5
Schedules of Investments	9
Statements of Assets and Liabilities	33
Statements of Operations	35
Statements of Changes in Net Assets	37
Statement of Cash Flows	41
Financial Highlights	42
Notes to Financial Statements	50
Report of Independent Registered Public Accounting Firm	60
Supplemental Information	61
Expense Examples	66

This report and the financial statements contained herein are provided for the general information of the shareholders of the Zacks Funds.  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.zacksfunds.com

Dear Shareholders:

We are pleased to provide the annual report for the following funds for the one-year period ending November 30, 2014:

•	Zacks All-Cap Core Fund
•	Zacks Market Neutral Fund
•	Zacks Small-Cap Core Fund
•	Zacks Dividend Fund

The firm maintained its core investment methodology mining earnings estimate revisions data seeking to drive returns in excess of each fund's equivalent benchmark.

All-Cap Core Fund
The Zacks All-Cap Core Fund posted a gain of 13.84% for the one year period ending November 2014, underperforming the Russell 3000 which returned 15.53% for the same period.  For the 2014 calendar year, the Zacks All-Cap Fund returned 12.25% compared to 12.56% for the Russell 3000.

A combination of sector allocation and stock selection decisions contributed to outperformance in the last quarter of 2014 ending in November. For example, in the Consumer discretionary sector our selection in Hanes brands, Home Depot and Brinker International had a strong positive effect. Also, in the consumer staple sector, we added significant alpha through picks like Kroger while the Consumer Discretionary group added over 1.5% alpha*.

At the end of 2013, 10-year interest rates were around 3% which, over the course of 2014, gradually declined to 2%. The consensus call was to avoid staples and utilities as rates were expected to rise. However, Consumer Stales added 0.70% of alpha. Our model helped correctly navigate these sectors, but a few individual stock positions had a disproportionate effect.  For example, in the Healthcare Sector we were correctly overweight in Health Care Provider and Services as well as Biotechnology.  However, some individual stock picks like HGR hindered return.

Q4 2014 was very strong for the Fund with positive alpha in the following sectors - Discretionary, Staples, Energy, Finance, Utility and Telecom. Alpha was negatively impacted by the Technology and Healthcare sector. We anticipate future sector selection and security allocation to drive alpha in 2015.

Market Neutral Fund
The Zacks Market Neutral Fund outperformed its equivalent benchmarks achieving a gain of 2.84%, for the one year period ending November 2014, versus .the Citigroup 3-Month T-Bill which returned .04%. Similarly, the Fund returned 4.31% compared to .03% for the Citigroup 3-Month T-Bill for the 2014 calendar year.

This was the first year that we utilized our modified quantitative strategy and we are pleased to report such solid results.  A key element of the strategy is to focus on stock selection, so we tilt long or short within a given sector or industry by a relatively small amount.  Our stock selection was strong in the Capital Goods, Consumer Cyclicals, Technology and Healthcare sectors and we did not experience significant weak performance in any sector.

Our short position benefited as we anticipated these holdings would not deliver on quarterly earnings and, indeed, prices fell sharply. Meanwhile, earnings for many of our long positions surpassed analyst predictions. The positive results within the Consumer Cyclicals sector was particularly evident within the Retail industry as we had success on both our long and short picks.  This same sector also benefitted from short positions in several Homebuilders such as KB Home, Beazer Homes and MDC Holdings, all providing a profitable return.  Finally, in the Technology & Healthcare sector, we saw success in our individual selections.

Zacks Small-Cap Core Fund
The Zacks Small-Cap Core Fund returned 1.30% for the one year period ending November 2014, underperforming the Russell 2000 Index which returned 3.99%. In December, the Fund gained on the benchmark and finished the year with a return of 3.49% compared to 4.89% for the benchmark.

Absence of any inflationary pressures, lower interest rates and an accommodative Federal Reserve were supportive of small cap stocks as an asset class. This was partly offset by concerns about higher valuations after a very strong year and the fact that the realized economic growth was lower than market expectations. This contributed to much higher volatility and underperformance of small cap stocks relative to large cap stocks.

The Small-Cap Core Fund’s underweight in Energy, the worst performing sector, helped the performance of the Fund. Underweight in the outperforming Health Care sector and overweight in the underperforming Industrial sectors hurt performance.

If U.S. economic growth accelerates, inflation and interest rates stay relatively low and governments and central banks overseas take steps to revive global economic growth, small cap stocks may fall back in favor with investors willing to take on more risk. This could lead to attractive future returns.

Zacks Dividend Fund
The Zacks Dividend Fund returned 5.31% as of November 2014, underperforming the Russell 1000 Value Index which returned 6.86%. From inception through December 2014, the Fund returned 4.23% underperforming the benchmark which returned 4.78%.

A positive environment was created for the U.S. markets given the absence of inflationary pressures and continued monetary accommodation from the Federal Reserve. This was offset by weaker than expected economic growth in the U.S. for most of the year, geo-political conflicts and concerns about a weakening global economy's negative spillover effect on the U.S. economy. This kept interest rates moving lower for most of the year and provided a relatively calm market.

The Dividend Fund was underweight in Energy (the worst performing sector) and overweight in Consumer Staples (a sector supporting Fund performance). The Fund being "lighter" in the outperforming Utility sector and "heavier" in the underperforming Industrial sector hampered performance of the Fund. The Fund was positioned to minimize the impact of interest rate rises, caused by a stronger economy or the Federal Reserve monetary tightening, by seeking income from less interest rate sensitive sectors. This hurt the performance in a declining interest rate environment.

If inflation remains under control, Central Banks apply more measures to stimulate global economic growth. Also, if the U.S. Federal Reserve takes a slow, measured, and market friendly approach to monetary tightening, the Fund will continue to produce attractive returns in the future.

Conclusion
The overall U.S. financial market backdrop remains positive. Valuations remain attractive for stocks, the world economy appears headed toward more growth and risks from event-driven politics appear to be nominal. We remain bullish on U.S. equities in 2015 as they remain attractive relative to bonds.

Sincerely,

Ben Zacks	Mitchell Zacks
Portfolio Co-Manager	Portfolio Co-Manager
Zacks Funds	Zacks Funds

*Alpha: Alpha is a measure of the portfolio’s risk adjusted performance. When compared to the portfolio’s beta, a positive alpha indicates better-than-expected portfolio performance and a negative alpha worse than-expected portfolio performance. Beta is a measure of the volatility of a portfolio relative to the overall market.

Risks and Other Considerations

The views expressed in this report reflect those of the portfolio managers only through the report period as stated on the cover. These views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation of any kind. The material may also contain forward looking statements that involve risk and uncertainty, and there is no guarantee they will come to pass.

Investment Risk. An investment in the Funds is subject to risks, and you could lose money on your investment. There can be no assurance that a Fund will achieve its investment objective.

Equity Risk. A principal risk of investing in the Funds is equity risk, which is the risk that the value of the securities held by a Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by a Fund participate, or factors relating to specific companies in which a Fund invests.

Risks of Mid-Cap and Small-Cap Companies. The securities of small-cap or mid-cap companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger, more established companies.

Income and Distribution Risk. The income that shareholders receive from a Fund through annual distributions is based primarily on the dividends and interest the Fund earns from its investments. Dividend payments a Fund receives can vary widely and there is no guarantee that they will be paid at all.

Foreign Investment Risk. Although the Funds will limit their investment in securities of foreign issuers to ADRs and Canadian issuers, a Fund’s investment in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. Adverse political, economic or social developments could undermine the value of a Fund’s investments or prevent a Fund from realizing the full value of its investments.

Short Sales Risk.  As part of its investment strategies, the Zacks Market Neutral Fund will sell stocks short.  There are risks involved in selling stock short including the possibility that the Fund may not be able to close out a short position at a particular time or at a particular price.  The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

Please refer to the prospectus for more complete risk information.  In addition to the risks described, there are certain other risks related to investing in the Funds. These risks are described further in the Prospectus and Statement of Additional Information.

Past Performance is no guarantee of future results.  Performance shown represents that of the Fund’s Class A Shares at NAV.

Zacks All-Cap Core Fund
FUND PERFORMANCE at November 30, 2014 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Class A shares (assumes the maximum sales load charged by the Fund), made at its inception, with a similar investment in the Russell 3000 Index.  Results include the reinvestment of all dividends and capital gains.

The Russell 3000 Index is a broad representation of the U.S. equity market.  The index does not reflect expenses, fees or sales charge, which would lower performance.  This index is unmanaged and it is not available for investment.

Average Annual Total Returns as of November 30, 2014
Before deducting maximum sales charges	1 Year	3 Years	5 Years	Since Inception (12/05/05)
Class A¹	13.84%	17.21%	14.10%	6.71%
Class C²	12.95%	16.32%	13.24%	5.90%
After deducting maximum sales charges
Class A¹	7.29%	14.92%	12.76%	6.01%
Class C²	11.95%	16.32%	13.24%	5.90%
Russell 3000 Index	15.53%	20.84%	16.28%	8.04%

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance information quoted and may be obtained by calling (888) 453-4003.

Gross and net expense ratios for Class A shares were 1.86% and 1.65%, respectively.  Gross and net expense ratios for Class C shares were 2.61% and 2.40%, respectively, which were the amounts stated in the current prospectus. The Fund’s Advisor has contractually agreed to waive its fees and/or absorb expenses. In the absence of such waivers, the Fund’s returns would have been lower. This agreement is in effect until March 31, 2017.

¹	Maximum sales charge for Class A shares is 5.75%. No deferred sales charge will be imposed on any purchase.
²	Class C shares are subject to a Contingent Deferred Sales Charge of 1.00% on any shares sold within 12 months of owning them and 0.50% during months 13-18.

Returns reflect the reinvestment of distributions made by the Fund, if any.  The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Shares redeemed within 30 days of purchase will be charged 2.00% redemption fee.

Zacks Market Neutral Fund
FUND PERFORMANCE at November 30, 2014 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Class A shares (assumes the maximum sales load charged by the Fund), made at its inception, with a similar investment in the Citigroup 3 Month T-Bill Index.  Results include the reinvestment of all dividends and capital gains.

The Citigroup 3 Month T-Bill Index consists of equal dollar amounts of three-months Treasury bills that are purchased at the beginning of each of three consecutive months.  As of each bill matures, all proceeds are rolled over or reinvested in a new three-month bill.  Performance for the Citigroup 3 Month T-Bill Index is not available from 7/24/08 (the Fund’s inception date). For that reason, performance for the benchmark is shown from July 31, 2008.  The index does not reflect expenses, fees or sales charge, which would lower performance.  This index is unmanaged and is not available for investment.

Average Annual Total Returns as of November 30, 2014
Before deducting maximum sales charges	1 Year	3 Years	5 Years	Since Inception (7/24/08)
Class A¹	2.84%	-1.08%	0.05%	-2.13%
Class C²	2.05%	-1.81%	-0.69%	-2.85%
After deducting maximum sales charges
Class A¹	-3.05%	-3.01%	-1.13%	-3.04%
Class C²	1.05%	-1.81%	-0.69%	-2.85%
Citigroup 3 Month T-Bill Index	0.04%	0.05%	0.07%	0.17%

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance information quoted and may be obtained by calling (888) 453-4003.

Gross and net expense ratios for Class A shares were 4.93% and 4.37%, respectively.  Gross and net expense ratios for Class C shares were 5.68% and 5.12%, respectively, which were the amounts stated in the current prospectus. The Fund’s Advisor has contractually agreed to waive its fees and/or absorb expenses. In the absence of such waivers, the Fund’s returns would have been lower. This agreement is in effect until March 31, 2017.

¹	Maximum sales charge for Class A shares is 5.75%. No deferred sales charge will be imposed on any purchase.
²	Class C shares are subject to a Contingent Deferred Sales Charge of 1.00% on any shares sold within 12 months of owning them and 0.50% during months 13-18.

Returns reflect the reinvestment of distributions made by the Fund, if any.  The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Shares redeemed within 30 days of purchase will be charged 2.00% redemption fee.

Zacks Small-Cap Core Fund
FUND PERFORMANCE at November 30, 2014 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Investor Class shares, made at its inception with a similar investment in the Russell 2000 Index.  Results include reinvestment of all dividends and capital gains.

The Russell 2000 Index measures the performance of the small-cap value segment of the U.S. equity universe.  The index does not reflect expenses, fees or sales charge, which would lower performance.  This index is unmanaged, not available for investment.

Average Annual Returns as of November 30, 2014
Before deducting maximum sales charges	1 Year	3 Years	Since Inception*
Investor Class²	1.11%	20.70%	15.33%
Class C¹	0.40%	19.83%	14.49%
Class I²	1.30%	20.98%	15.60%
After deducting maximum sales charges
Class C¹	-0.59%	19.83%	14.49%
Russell 2000 Index	3.99%	18.36%	12.29%

*	Investor Class shares commenced operations on June 30, 2011. Class C and Class I shares commenced operations on December 31, 2013 and February 28, 2014, respectively. The performance figures for Class C and Class I shares include the performance of the Investor Class shares for the periods prior to inception date of Class C and Class I shares. Class C shares imposes higher expenses than that of Investor Class and Class I shares.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance information quoted and may be obtained by calling (888) 453-4003.

Gross and net expense ratios for the Investor Class shares were 2.27% and 1.39%, respectively.  Gross and net expense ratios for Class C shares were 3.02% and 2.14%, respectively.   Gross and net expense ratios for Class I shares were 2.02% and 1.14%, respectively, which are the amounts stated in the current prospectus as of the date of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or absorb expenses.  In the absence of such waivers, the Fund’s returns would have been lower.  This agreement is in effect until March 31, 2017.

¹	Class C shares of the Fund are subject to a Contingent Deferred Sales Charge of 1.00% on any shares sold within 12 months of the date of purchase and 0.50% on any shares sold during months 13-18 after the date of purchase.
²	Investor Class and Class I shares do not have any initial or contingent deferred sales charge.

Returns reflect the reinvestment of distributions made by the Fund, if any.  The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distribution or the redemption of Fund shares.  Shares redeemed within 30 days of purchase will be charged 2.00% redemption fee.

Zacks Dividend Fund
FUND PERFORMANCE at November 30, 2014 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Investor Class shares, made at its inception, with a similar investment in the Russell 1000 Value Index.  Results include the reinvestment of all dividends and capital gains.

The Russell 1000 Value Index is a subset of the Russell 3000 Index. The Russell 1000 Value Index (maintained by the Russell Investment Group) comprises over 90% of the total market capitalization of all listed U.S. stocks, and is considered a bellwether index for large cap investing.  The index does not reflect expenses, fees or sales charge, which would lower performance.  This index is unmanaged and it is not available for investment.

Total Returns as of November 30, 2014
		Since Inception*
	6 Months	(Cumulative)
Investor Class	5.31%	15.06%
Russell 1000 Value Index	6.86%	16.91%

*	Investor Class commenced operations in January 31, 2014.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance information quoted and may be obtained by calling (888) 453-4003.

Gross and net expense ratios for Investor Class shares were 1.79% and 1.30%, respectively, which were the amounts stated in the current prospectus. The Fund’s Advisor has contractually agreed to waive its fees and/or absorb expenses. In the absence of such waivers, the Fund’s returns would have been lower. This agreement is in effect until March 31, 2017.

Returns reflect the reinvestment of distributions made by the Fund, if any.  The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Shares redeemed within 30 days of purchase will be charged 2.00% redemption fee.

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2014

Number of Shares		Value

	COMMON STOCKS – 98.9%
	BASIC MATERIALS – 1.9%
24,180	Alcoa, Inc.	$418,072
1,825	PPG Industries, Inc.	399,347
		817,419
	COMMUNICATIONS – 13.0%
7,443	AT&T, Inc.	263,333
6,308	eBay, Inc.*	346,183
1,660	F5 Networks, Inc.*	214,455
9,701	Facebook, Inc. - Class A*	753,768
19,675	Fortinet, Inc.*	542,243
833	Google, Inc. - Class A*	457,384
564	Google, Inc. - Class C*	305,592
12,455	NICE-Systems Ltd. - ADR[1]	588,250
3,874	Splunk, Inc.*	259,945
7,973	Time Warner, Inc.	678,662
10,590	Verizon Communications, Inc.	535,748
7,524	Walt Disney Co.	696,045
		5,641,608
	CONSUMER, CYCLICAL – 12.0%
6,308	Brinker International, Inc.	355,330
1,180	Buffalo Wild Wings, Inc.*	200,848
3,824	CVS Health Corp.	349,361
6,202	DSW, Inc. - Class A	220,047
3,686	Foot Locker, Inc.	211,171
10,950	General Motors Co.	366,058
6,308	Hanesbrands, Inc.	729,962
9,381	Home Depot, Inc.	932,471
8,229	Macy's, Inc.	534,144
2,770	NIKE, Inc. - Class B	275,033
6,478	Select Comfort Corp.*	170,631
2,972	Target Corp.	219,928
5,680	United Continental Holdings, Inc.*	347,786
3,478	Wal-Mart Stores, Inc.	304,464
		5,217,234
	CONSUMER, NON-CYCLICAL – 24.4%
2,978	Actavis PLC* 1	805,877
4,003	Amgen, Inc.	661,736
2,435	Bunge Ltd.[1]	221,025
7,044	Colgate-Palmolive Co.	490,192
2,377	Emergent Biosolutions, Inc.*	59,092
6,389	Gilead Sciences, Inc.*	640,944
6,029	Hain Celestial Group, Inc.*	682,603
4,931	Hershey Co.	494,481

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2014

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
1,409	Illumina, Inc.*	$268,964
6,244	Johnson & Johnson	675,913
2,754	Kimberly-Clark Corp.	321,089
14,376	Kroger Co.	860,260
4,230	Laboratory Corp. of America Holdings*	442,627
4,300	Mallinckrodt PLC* 1	396,546
2,882	McKesson Corp.	607,410
7,773	PepsiCo, Inc.	778,077
15,657	Pfizer, Inc.	487,715
4,099	Procter & Gamble Co.	370,673
7,684	St. Jude Medical, Inc.	522,205
7,684	Tyson Foods, Inc. - Class A	325,341
4,549	Universal Health Services, Inc. - Class B	475,916
		10,588,686
	ENERGY – 6.4%
5,194	Chevron Corp.	565,471
5,448	ConocoPhillips	359,949
4,245	Exxon Mobil Corp.	384,342
19,402	Marathon Oil Corp.	561,106
4,195	Royal Dutch Shell PLC – ADR – Class B1	291,301
7,076	Schlumberger Ltd.[1]	608,182
		2,770,351
	FINANCIAL – 15.6%
6,532	Allstate Corp.	445,156
3,298	American Express Co.	304,801
22,604	Ares Capital Corp.	371,836
26,766	Bank of America Corp.	456,093
2,370	BlackRock, Inc.	851,019
17,482	East West Bancorp, Inc.	642,813
7,170	Health Care REIT, Inc. - REIT	528,142
11,495	Hospitality Properties Trust - REIT	351,747
3,757	Jones Lang LaSalle, Inc.	547,245
5,539	Marsh & McLennan Cos., Inc.	313,452
3,907	Prudential Financial, Inc.	332,017
1,441	SVB Financial Group*	151,521
4,451	Travelers Cos., Inc.	464,907
5,013	U.S. Bancorp	221,575
14,696	Wells Fargo & Co.	800,638
		6,782,962
	INDUSTRIAL – 11.6%
5,988	A.O. Smith Corp.	322,933
3,650	Applied Industrial Technologies, Inc.	171,149

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2014

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
4,290	Con-way, Inc.	$212,527
2,562	FEI Co.	219,410
6,534	Honeywell International, Inc.	647,323
1,729	Hubbell, Inc. - Class B	184,657
2,242	Huntington Ingalls Industries, Inc.	244,311
6,532	Middleby Corp.*	624,720
1,633	Raytheon Co.	174,241
2,306	Snap-on, Inc.	312,071
4,099	Union Pacific Corp.	478,640
4,451	United Parcel Service, Inc. - Class B	489,254
7,172	Wabtec Corp.	634,650
2,050	Woodward, Inc.	105,944
5,507	Xylem, Inc.	211,138
		5,032,968
	TECHNOLOGY – 9.2%
5,315	Apple, Inc.	632,113
1,455	Avago Technologies Ltd.[1]	135,897
17,660	EMC Corp.	535,981
2,955	Fiserv, Inc.*	211,253
15,562	Intel Corp.	579,684
7,204	Lam Research Corp.	595,339
12,775	Microsoft Corp.	610,773
18,434	ON Semiconductor Corp.*	166,459
7,296	Paychex, Inc.	345,903
1,249	Ultimate Software Group, Inc.*	183,903
		3,997,305
	UTILITIES – 4.8%
10,715	American Electric Power Co., Inc.	616,648
7,044	American States Water Co.	245,765
13,864	California Water Service Group	347,571
10,182	NiSource, Inc.	426,015
4,562	PG&E Corp.	230,381
6,075	Westar Energy, Inc.	237,472
		2,103,852
	TOTAL COMMON STOCKS (Cost $32,210,792)	42,952,385

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2014

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 1.6%
$704,491	UMB Money Market Fiduciary, 0.01%[2]	$704,491

	TOTAL SHORT-TERM INVESTMENTS (Cost $704,491)	704,491

	TOTAL INVESTMENTS – 100.5% (Cost $32,915,283)	43,656,876
	Liabilities in Excess of Other Assets – (0.5)%	(211,085)

	TOTAL NET ASSETS – 100.0%	$43,445,791

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Zacks All-Cap Core Fund
SUMMARY OF INVESTMENTS
As of November 30, 2014

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	24.4%
Financial	15.6%
Communications	13.0%
Consumer, Cyclical	12.0%
Industrial	11.6%
Technology	9.2%
Energy	6.4%
Utilities	4.8%
Basic Materials	1.9%
Total Common Stocks	98.9%
Short-Term Investments	1.6%
Total Investments	100.5%
Liabilities in Excess of Other Assets	(0.5)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2014

Number of Shares		Value

	COMMON STOCKS – 96.1%
	BASIC MATERIALS – 3.2%
4,691	Alcoa, Inc.[1]	$81,107
3,105	Schnitzer Steel Industries, Inc. - Class A1	70,794
752	Stepan Co.	31,133
2,431	Tronox Ltd. - Class A1 2	54,819
1,304	United States Steel Corp.[1]	43,488
438	Westlake Chemical Corp.	27,857
		309,198
	COMMUNICATIONS – 11.3%
1,695	CDW Corp.[1]	59,461
10,603	Clear Channel Outdoor Holdings, Inc. - Class A1	82,279
1,501	EchoStar Corp. - Class A* 1	80,874
7,238	General Communication, Inc. - Class A* 1	87,942
1,792	InterDigital, Inc.[1]	89,385
8,936	Intralinks Holdings, Inc.*	97,224
3,658	Lumos Networks Corp.[1]	60,503
4,755	News Corp.*	73,798
3,904	NIC, Inc.	70,350
1,932	Overstock.com, Inc.*	48,029
5,001	Perficient, Inc.*	86,567
3,201	Telephone & Data Systems, Inc.[1]	81,818
931	Time Warner, Inc.[1]	79,247
1,050	Viacom, Inc. - Class B1	79,411
		1,076,888
	CONSUMER, CYCLICAL – 10.8%
4,114	Build-A-Bear Workshop, Inc.* 1	84,666
3,699	Citi Trends, Inc.* 1	87,518
855	Foot Locker, Inc.[1]	48,983
701	GameStop Corp. - Class A1	26,505
3,217	Haverty Furniture Cos., Inc.[1]	67,750
3,978	Hawaiian Holdings, Inc.* 1	80,714
1,999	Iconix Brand Group, Inc.*	80,779
10,470	Isle of Capri Casinos, Inc.* 1	75,803
1,312	Macy's, Inc.[1]	85,162
2,943	MGM Resorts International* 1	67,130
2,285	ScanSource, Inc.* 1	88,795
1,923	Southwest Airlines Co.[1]	80,420
377	Starwood Hotels & Resorts Worldwide, Inc.	29,783
5,130	Wabash National Corp.*	55,353
932	Yum! Brands, Inc.[1]	71,997
		1,031,358
	CONSUMER, NON-CYCLICAL – 23.3%
2,948	Aaron's, Inc.[1]	83,664

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2014

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
7,354	Achillion Pharmaceuticals, Inc.* 1	$94,646
2,076	AMAG Pharmaceuticals, Inc.*	77,227
946	AmerisourceBergen Corp.[1]	86,133
224	Anthem, Inc.	28,652
1,572	Archer-Daniels-Midland Co.[1]	82,813
1,057	Avis Budget Group, Inc.* 1	63,579
3,684	Avon Products, Inc.	36,030
370	Bio-Rad Laboratories, Inc. - Class A* 1	43,952
3,580	Booz Allen Hamilton Holding Corp.[1]	97,412
3,330	Brink's Co.[1]	72,261
1,493	Euronet Worldwide, Inc.* 1	86,698
1,878	Forrester Research, Inc.[1]	74,575
7,231	Global Cash Access Holdings, Inc.* 1	51,340
5,340	Infinity Pharmaceuticals, Inc.* 1	80,153
2,964	Ingles Markets, Inc. - Class A1	80,443
2,608	Insperity, Inc.	85,151
4,141	K12, Inc.* 1	47,621
703	Kroger Co.[1]	42,068
907	Manpowergroup, Inc.[1]	60,642
410	McKesson Corp.[1]	86,412
6,619	Momenta Pharmaceuticals, Inc.* 1	77,641
1,803	Neogen Corp.*	79,891
4,164	Nutrisystem, Inc.[1]	78,991
866	PepsiCo, Inc.[1]	86,687
4,830	Resources Connection, Inc.[1]	73,271
3,614	SP Plus Corp.*	75,099
3,147	Triple-S Management Corp. - Class B* 1 2	72,759
1,934	Tyson Foods, Inc. - Class A1	81,886
6,357	Volcano Corp.* 1	70,308
8,541	XenoPort, Inc.*	76,015
		2,234,020
	ENERGY – 3.0%
4,934	Bill Barrett Corp.* 1	49,981
4,970	EP Energy Corp. - Class A*	53,129
2,172	Patterson-UTI Energy, Inc.[1]	38,423
6,619	Pioneer Energy Services Corp.* 1	39,979
8,124	W&T Offshore, Inc.[1]	61,174
3,461	WPX Energy, Inc.* 1	46,966
		289,652
	FINANCIAL – 21.1%
814	American Express Co.[1]	75,230
885	American Tower Corp. - REIT[1]	92,934

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2014

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
1,824	AMERISAFE, Inc.[1]	$76,042
7,417	Ashford Hospitality Trust, Inc. - REIT[1]	77,730
85	Ashford, Inc.* 1	10,094
2,911	Columbia Property Trust, Inc. - REIT[1]	73,357
1,924	CoreSite Realty Corp. - REIT[1]	73,227
585	Credit Acceptance Corp.* 1	87,604
637	Equity LifeStyle Properties, Inc. - REIT	31,602
1,442	Evercore Partners, Inc. - Class A1	72,821
2,878	FelCor Lodging Trust, Inc. - REIT[1]	29,989
2,616	First Defiance Financial Corp.[1]	78,663
966	Hanover Insurance Group, Inc.[1]	68,856
2,988	Heartland Financial USA, Inc.	74,909
2,170	Hospitality Properties Trust - REIT[1]	66,402
3,548	Host Hotels & Resorts, Inc. - REIT[1]	82,455
583	Jones Lang LaSalle, Inc.[1]	84,920
1,697	LPL Financial Holdings, Inc.[1]	72,411
2,235	Marcus & Millichap, Inc.* 1	69,352
5,959	Northwest Bancshares, Inc.	75,024
2,202	Old Republic International Corp.[1]	33,316
1,307	Piper Jaffray Cos.* 1	75,022
2,416	RE/MAX Holdings, Inc. - Class A1	80,815
943	Reinsurance Group of America, Inc.[1]	80,834
1,627	Retail Properties of America, Inc. - Class A - REIT[1]	26,146
3,528	Selective Insurance Group, Inc.[1]	94,444
8,226	SLM Corp.	79,628
746	Vornado Realty Trust - REIT[1]	83,224
595	W.R. Berkley Corp.	31,083
1,273	Waddell & Reed Financial, Inc. - Class A1	61,206
		2,019,340
	INDUSTRIAL – 13.1%
2,596	Blount International, Inc.* 1	42,626
3,672	Covanta Holding Corp.[1]	92,057
799	Crane Co.[1]	47,165
1,919	Donaldson Co., Inc.[1]	74,841
1,736	EMCOR Group, Inc.[1]	75,256
1,476	Expeditors International of Washington, Inc.	69,106
1,011	Fluor Corp.[1]	62,672
2,560	Gentex Corp.[1]	91,034
814	Huntington Ingalls Industries, Inc.[1]	88,702
975	IDEX Corp.[1]	74,890
2,624	Matson, Inc.[1]	92,391
6,836	Multi-Fineline Electronix, Inc.*	69,180
1,053	Nordson Corp.[1]	82,292

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2014

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
3,032	Sanmina Corp.*	$74,587
1,289	Tech Data Corp.* 1	80,343
2,590	Tutor Perini Corp.* 1	65,397
667	United Parcel Service, Inc. - Class B1	73,317
		1,255,856
	TECHNOLOGY – 7.3%
3,668	Acxiom Corp.* 1	69,802
1,645	Aspen Technology, Inc.* 1	62,082
1,888	Broadridge Financial Solutions, Inc.[1]	85,508
2,348	Constant Contact, Inc.* 1	76,733
2,169	Engility Holdings, Inc.* 1	91,206
1,029	Guidewire Software, Inc.*	51,934
5,021	Mercury Systems, Inc.* 1	64,871
962	NetScout Systems, Inc.*	36,700
5,829	Peregrine Semiconductor Corp.*	72,571
2,442	Tessera Technologies, Inc.[1]	83,468
		694,875
	UTILITIES – 3.0%
5,316	AES Corp.[1]	73,733
3,134	Calpine Corp.* 1	71,957
2,792	MDU Resources Group, Inc.	68,460
6,069	Pike Corp.*	72,585
		286,735
	TOTAL COMMON STOCKS (Cost $8,588,100)	9,197,922

Principal Amount

	SHORT-TERM INVESTMENTS – 8.4%
$801,443	UMB Money Market Fiduciary, 0.01%[3]	801,443

	TOTAL SHORT-TERM INVESTMENTS (Cost $801,443)	801,443

	TOTAL INVESTMENTS – 104.5% (Cost $9,389,543)	9,999,365
	Liabilities in Excess of Other Assets – (4.5)%	(430,267)

	TOTAL NET ASSETS – 100.0%	$9,569,098

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2014

Number of Shares		Value

	SECURITIES SOLD SHORT – 94.1%
	COMMON STOCKS – 94.1%
	BASIC MATERIALS – 4.4%
(5,594)	American Vanguard Corp.	$(60,918)
(728)	Balchem Corp.	(47,320)
(4,116)	Horsehead Holding Corp.*	(64,292)
(4,803)	Intrepid Potash, Inc.*	(68,539)
(5,419)	OMNOVA Solutions, Inc.*	(36,199)
(3,472)	Tahoe Resources, Inc.* 2	(55,448)
(8,583)	Wausau Paper Corp.	(85,401)
		(418,117)
	COMMUNICATIONS – 9.6%
(77)	Amazon.com, Inc.*	(26,075)
(1,945)	America Movil S.A.B. de C.V. - ADR[2]	(46,116)
(1,004)	Atlantic Tele-Network, Inc.	(68,252)
(298)	Charter Communications, Inc. - Class A*	(50,571)
(522)	Conversant, Inc.*	(18,280)
(4,933)	Endurance International Group Holdings, Inc.*	(81,986)
(382)	Equinix, Inc.	(86,779)
(5,008)	Finisar Corp.*	(85,386)
(2,342)	Inteliquent, Inc.	(43,140)
(137)	Liberty Broadband Corp. - Class A*	(7,513)
(550)	Liberty Media Corp. - Class A*	(20,224)
(181)	Netflix, Inc.*	(62,733)
(578)	Nexstar Broadcasting Group, Inc. - Class A	(29,657)
(2,938)	Pandora Media, Inc.*	(57,761)
(2,825)	Symantec Corp.	(73,704)
(3,104)	TIBCO Software, Inc.*	(74,589)
(1,709)	Trulia, Inc.*	(86,869)
		(919,635)
	CONSUMER, CYCLICAL – 18.9%
(1,488)	America's Car-Mart, Inc.*	(76,409)
(1,653)	American Airlines Group, Inc.	(80,220)
(4,779)	AV Homes, Inc.*	(71,542)
(1,249)	Cabela's, Inc.*	(67,746)
(1,308)	CarMax, Inc.*	(74,530)
(1,991)	Conn's, Inc.*	(68,291)
(8,597)	Controladora Vuela Cia de Aviacion S.A.B. de C.V. - ADR* 2	(69,120)
(3,695)	DR Horton, Inc.	(94,186)
(5,120)	KB Home	(89,958)
(1,698)	Life Time Fitness, Inc.*	(94,035)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2014

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
(1,158)	Madison Square Garden Co. - Class A*	$(84,580)
(1,943)	Meritage Homes Corp.*	(76,204)
(3,041)	Motorcar Parts of America, Inc.*	(102,634)
(2,208)	Norwegian Cruise Line Holdings Ltd.* 2	(96,909)
(1,479)	Nu Skin Enterprises, Inc. - Class A	(61,822)
(1,778)	Popeyes Louisiana Kitchen, Inc.*	(98,217)
(1,006)	Rentrak Corp.*	(84,605)
(886)	Restoration Hardware Holdings, Inc.*	(74,840)
(2,166)	Ryland Group, Inc.	(84,756)
(308)	Tesla Motors, Inc.*	(75,312)
(5,993)	Tile Shop Holdings, Inc.*	(59,810)
(8,545)	VOXX International Corp.*	(71,863)
(3,825)	Wesco Aircraft Holdings, Inc.*	(53,512)
		(1,811,101)
	CONSUMER, NON-CYCLICAL – 15.8%
(2,487)	ACADIA Pharmaceuticals, Inc.*	(74,287)
(368)	Boston Beer Co., Inc. - Class A*	(96,773)
(1,621)	Campbell Soup Co.	(73,399)
(2,339)	Chimerix, Inc.*	(82,426)
(951)	Coca-Cola Co.	(42,633)
(2,505)	Dean Foods Co.	(42,710)
(890)	Exact Sciences Corp.*	(22,090)
(2,159)	Insys Therapeutics, Inc.*	(83,618)
(2,588)	Inter Parfums, Inc.	(66,382)
(411)	Intercept Pharmaceuticals, Inc.*	(59,073)
(4,547)	Keryx Biopharmaceuticals, Inc.*	(72,297)
(1,718)	Lannett Co., Inc.*	(84,405)
(1,118)	Macquarie Infrastructure Co. LLC	(78,596)
(1,572)	Post Holdings, Inc.*	(62,880)
(1,319)	Quest Diagnostics, Inc.	(86,144)
(3,039)	Quidel Corp.*	(84,667)
(177)	Receptos, Inc.*	(23,948)
(223)	Regeneron Pharmaceuticals, Inc.*	(92,793)
(3,910)	Tumi Holdings, Inc.*	(85,590)
(9,570)	Universal American Corp.*	(84,216)
(627)	WEX, Inc.*	(70,901)
(3,039)	Xoom Corp.*	(42,576)
		(1,512,404)
	DIVERSIFIED – 0.8%
(3,767)	National Bank Holdings Corp. - Class A	(72,439)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2014

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	ENERGY – 3.3%
(1,346)	Antero Resources Corp.*	$(63,154)
(6,781)	Penn Virginia Corp.*	(34,787)
(1,433)	Rosetta Resources, Inc.*	(42,159)
(2,114)	Sanchez Energy Corp.*	(23,867)
(6,095)	Synergy Resources Corp.*	(59,792)
(2,985)	Ultra Petroleum Corp.* 2	(59,252)
(689)	Williams Cos., Inc.	(35,656)
		(318,667)
	FINANCIAL – 22.8%
(4,604)	Acacia Research Corp.	(87,568)
(4,309)	American Capital Ltd.*	(64,592)
(4,371)	American Homes 4 Rent - REIT	(75,181)
(6,468)	American Realty Capital Properties, Inc. - REIT	(60,799)
(2,839)	Arlington Asset Investment Corp. - Class A	(79,066)
(3,956)	Associated Estates Realty Corp. - REIT	(88,693)
(6,089)	BankFinancial Corp.	(69,354)
(2,526)	Blackstone Mortgage Trust, Inc. - Class A - REIT	(72,143)
(901)	CME Group, Inc.	(76,261)
(2,210)	CoreLogic, Inc./United States*	(73,416)
(3,104)	Essent Group Ltd.* 2	(78,221)
(1,243)	Extra Space Storage, Inc. - REIT	(73,673)
(2,682)	Forestar Group, Inc.*	(42,912)
(233)	FXCM, Inc. - Class A	(3,751)
(400)	Intercontinental Exchange, Inc.	(90,396)
(5,140)	iStar Financial, Inc. - REIT*	(73,451)
(5,301)	Janus Capital Group, Inc.	(83,332)
(2,598)	Kennedy-Wilson Holdings, Inc.	(67,522)
(9,525)	MGIC Investment Corp.*	(88,678)
(2,075)	National Retail Properties, Inc. - REIT	(79,950)
(1,242)	Nationstar Mortgage Holdings, Inc.*	(37,223)
(1,834)	New York Community Bancorp, Inc.	(29,142)
(9,002)	NewBridge Bancorp*	(72,736)
(5,733)	NewStar Financial, Inc.*	(64,439)
(3,752)	Parkway Properties, Inc. - REIT	(73,089)
(6,869)	PennantPark Investment Corp.	(76,177)
(5,520)	Radian Group, Inc.	(94,116)
(1,691)	Realty Income Corp. - REIT	(78,564)
(6,296)	Seacoast Banking Corp. of Florida*	(79,833)
(5,119)	Stonegate Mortgage Corp.*	(61,274)
(386)	WageWorks, Inc.*	(22,550)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2014

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
(906)	WP Carey, Inc. - REIT	$(61,735)
		(2,179,837)
	INDUSTRIAL – 8.0%
(1,220)	American Railcar Industries, Inc.	(71,956)
(1,382)	Astronics Corp.*	(67,746)
(276)	Astronics Corp. - Class B*	(13,549)
(881)	Deere & Co.	(76,312)
(999)	Eaton Corp. PLC[2]	(67,762)
(851)	Genesee & Wyoming, Inc. - Class A*	(83,900)
(1,231)	Joy Global, Inc.	(60,368)
(5,564)	Louisiana-Pacific Corp.*	(84,795)
(2,230)	LSB Industries, Inc.*	(73,746)
(2,103)	Northwest Pipe Co.*	(69,483)
(993)	Proto Labs, Inc.*	(64,446)
(898)	Tidewater, Inc.	(27,757)
		(761,820)
	TECHNOLOGY – 6.4%
(7,218)	Applied Micro Circuits Corp.*	(42,658)
(5,441)	Ebix, Inc.	(88,199)
(3,270)	InvenSense, Inc.*	(47,382)
(6,811)	RealD, Inc.*	(77,986)
(3,347)	RealPage, Inc.*	(68,814)
(396)	SAP S.E. - ADR[2]	(27,847)
(4,399)	SciQuest, Inc.*	(65,589)
(517)	SPS Commerce, Inc.*	(30,131)
(2,286)	SunEdison, Inc.*	(49,492)
(4,413)	Teradyne, Inc.	(87,598)
(330)	Workday, Inc. - Class A*	(28,727)
		(614,423)
	UTILITIES – 4.1%
(2,073)	FirstEnergy Corp.	(76,452)
(1,151)	Integrys Energy Group, Inc.	(83,839)
(1,543)	Northeast Utilities	(78,137)
(2,349)	NRG Energy, Inc.	(73,430)
(2,129)	Piedmont Natural Gas Co., Inc.	(79,795)
		(391,653)
	TOTAL COMMON STOCKS (Proceeds $8,820,790)	(9,000,096)

	TOTAL SECURITIES SOLD SHORT (Proceeds $8,820,790)	$(9,000,096)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2014

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.

[1]	All or a portion of this security is segregated as collateral for securities sold short.
[2]	Foreign security denominated in U.S. Dollars.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Zacks Market Neutral Fund
SUMMARY OF INVESTMENTS
As of November 30, 2014

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	23.3%
Financial	21.1%
Industrial	13.1%
Communications	11.3%
Consumer, Cyclical	10.8%
Technology	7.3%
Basic Materials	3.2%
Energy	3.0%
Utilities	3.0%
Total Common Stocks	96.1%
Short-Term Investments	8.4%
Total Investments	104.5%
Liabilities in Excess of Other Assets	(4.5)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2014

Number of Shares		Value

	COMMON STOCKS – 100.6%
	BASIC MATERIALS – 5.0%
56,189	Globe Specialty Metals, Inc.	$973,755
9,700	Innospec, Inc.	415,742
66,754	Kronos Worldwide, Inc.	868,470
9,584	Worthington Industries, Inc.	361,413
		2,619,380
	COMMUNICATIONS – 8.4%
37,270	1-800-Flowers.com, Inc. - Class A*	318,658
4,158	Atlantic Tele-Network, Inc.	282,661
28,950	Dice Holdings, Inc.*	314,687
8,616	ePlus, Inc.*	593,125
52,383	Intelsat S.A.* 1	922,465
12,767	Reis, Inc.	321,218
21,488	VASCO Data Security International, Inc.*	640,342
32,108	West Corp.	1,003,054
		4,396,210
	CONSUMER, CYCLICAL – 11.8%
9,083	American Woodmark Corp.*	361,776
11,684	Christopher & Banks Corp.*	84,592
15,697	Citi Trends, Inc.*	371,391
24,857	Columbia Sportswear Co.	1,119,808
27,248	Daktronics, Inc.	325,069
3,717	DineEquity, Inc.	369,210
13,576	Jack in the Box, Inc.	1,011,412
18,402	Jamba, Inc.*	228,001
8,345	Libbey, Inc.*	250,767
89,122	Marine Products Corp.	583,749
9,637	Nautilus, Inc.*	123,643
5,808	PC Connection, Inc.	129,925
2,348	Skechers U.S.A., Inc. - Class A*	144,191
6,530	Steelcase, Inc. - Class A	114,405
3,281	Strattec Security Corp.	340,436
9,733	Universal Electronics, Inc.*	588,944
		6,147,319
	CONSUMER, NON-CYCLICAL – 15.0%
14,847	Almost Family, Inc.*	409,926
18,971	AMN Healthcare Services, Inc.*	324,784
38,845	AngioDynamics, Inc.*	679,788
38,039	ARC Document Solutions, Inc.*	366,316
17,787	Calavo Growers, Inc.	763,774
26,005	Hackett Group, Inc.	231,184
15,689	Korn/Ferry International*	425,956
7,164	Lannett Co., Inc.*	351,967

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2014

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
6,167	Multi-Color Corp.	$338,198
12,731	Natus Medical, Inc.*	435,782
7,380	On Assignment, Inc.*	226,787
21,711	Pilgrim's Pride Corp.*	701,265
1,730	Resources Connection, Inc.	26,244
60,423	Select Medical Holdings Corp.	871,904
14,163	Skilled Healthcare Group, Inc. - Class A*	98,858
95,219	Symmetry Medical, Inc.*	857,923
17,001	Triple-S Management Corp. - Class B* 1	393,063
8,483	U.S. Physical Therapy, Inc.	329,734
		7,833,453
	ENERGY – 2.8%
19,760	EnLink Midstream LLC	714,719
52,327	Jones Energy, Inc. - Class A*	531,119
102,451	Warren Resources, Inc.*	210,025
		1,455,863
	FINANCIAL – 27.3%
20,425	1st Source Corp.	623,371
80,256	Beneficial Mutual Bancorp, Inc.*	1,091,482
64,192	Cedar Realty Trust, Inc. - REIT	435,864
2,368	Credit Acceptance Corp.*	354,608
53,172	Dime Community Bancshares, Inc.	805,556
9,977	Donegal Group, Inc. - Class A	156,340
3,436	Enstar Group Ltd.* 1	501,484
43,343	Fidelity & Guaranty Life	1,084,875
17,694	First Bancorp/Troy NC	302,213
25,922	Great Southern Bancorp, Inc.	966,372
25,672	Guaranty Bancorp	380,459
10,424	Horace Mann Educators Corp.	326,271
20,489	MainSource Financial Group, Inc.	365,114
32,588	Marcus & Millichap, Inc.*	1,011,206
13,527	Navigators Group, Inc.*	988,147
60,378	OneBeacon Insurance Group Ltd. - Class A1	961,218
8,363	Oritani Financial Corp.	121,682
26,461	Preferred Bank/Los Angeles CA	675,285
11,580	Saul Centers, Inc. - REIT	633,773
6,535	Sun Bancorp, Inc.*	121,224
39,201	Symetra Financial Corp.	888,295
12,024	Tompkins Financial Corp.	589,657
3,818	WesBanco, Inc.	126,796
24,434	West Bancorporation, Inc.	381,659

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2014

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
19,358	Yadkin Financial Corp.*	$367,995
		14,260,946
	INDUSTRIAL – 16.7%
20,080	Alamo Group, Inc.	956,410
354	Astronics Corp. - Class B*	17,378
39,486	Benchmark Electronics, Inc.*	938,977
44,229	Blount International, Inc.*	726,240
31,913	Federal Signal Corp.	476,142
19,786	GP Strategies Corp.*	599,912
32,390	John Bean Technologies Corp.	982,713
5,127	Littelfuse, Inc.	492,859
26,143	M/A-COM Technology Solutions Holdings, Inc.*	649,131
2,186	Methode Electronics, Inc.	84,707
27,269	Newport Corp.*	480,207
92,565	NL Industries, Inc.	702,568
1,554	Rogers Corp.*	110,054
17,972	Sanmina Corp.*	442,111
9,855	Teledyne Technologies, Inc.*	1,053,598
		8,713,007
	TECHNOLOGY – 9.4%
10,806	Datalink Corp.*	132,049
18,238	Manhattan Associates, Inc.*	721,495
9,217	Mercury Systems, Inc.*	119,084
35,087	Omnicell, Inc.*	1,129,802
84,124	Pericom Semiconductor Corp.*	1,069,216
47,684	QLogic Corp.*	550,273
17,277	SS&C Technologies Holdings, Inc.	873,352
10,255	Super Micro Computer, Inc.*	341,287
		4,936,558
	UTILITIES – 4.2%
33,601	California Water Service Group	842,377
7,882	El Paso Electric Co.	298,176
18,448	Middlesex Water Co.	406,594
19,192	Unitil Corp.	676,134
		2,223,281
	TOTAL COMMON STOCKS (Cost $49,222,404)	52,586,017

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2014

TOTAL INVESTMENTS – 100.6% (Cost $49,222,404)	52,586,017
Liabilities in Excess of Other Assets – (0.6)%	(310,027)

TOTAL NET ASSETS – 100.0%	$52,275,990

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Zacks Small-Cap Core Fund
SUMMARY OF INVESTMENTS
As of November 30, 2014

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financial	27.3%
Industrial	16.7%
Consumer, Non-cyclical	15.0%
Consumer, Cyclical	11.8%
Technology	9.4%
Communications	8.4%
Basic Materials	5.0%
Utilities	4.2%
Energy	2.8%
Total Common Stocks	100.6%
Total Investments	100.6%
Liabilities in Excess of Other Assets	(0.6)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Zacks Dividend Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2014

Number of Shares		Value

	COMMON STOCKS – 97.4%
	BASIC MATERIALS – 3.7%
4,848	Dow Chemical Co.	$235,952
3,419	International Paper Co.	184,011
		419,963
	COMMUNICATIONS – 8.6%
6,024	AT&T, Inc.	213,129
7,399	Cisco Systems, Inc.	204,508
1,248	Harris Corp.	89,444
4,740	Symantec Corp.	123,667
3,805	Thomson Reuters Corp.[1]	150,678
3,962	Verizon Communications, Inc.	200,438
		981,864
	CONSUMER, CYCLICAL – 5.0%
4,251	General Motors Co.	142,111
2,116	Home Depot, Inc.	210,330
2,514	Wal-Mart Stores, Inc.	220,076
		572,517
	CONSUMER, NON-CYCLICAL – 21.0%
3,238	Abbott Laboratories	144,123
3,148	AbbVie, Inc.	217,842
3,129	Altria Group, Inc.	157,264
3,672	Archer-Daniels-Midland Co.	193,441
2,532	Eli Lilly & Co.	172,480
1,754	Johnson & Johnson	189,870
2,478	KAR Auction Services, Inc.	85,863
1,700	Kimberly-Clark Corp.	198,203
5,880	Merck & Co., Inc.	355,152
9,697	Pfizer, Inc.	302,062
1,827	Philip Morris International, Inc.	158,821
2,352	Procter & Gamble Co.	212,691
		2,387,812
	ENERGY – 9.1%
2,008	Chevron Corp.	218,611
3,600	ConocoPhillips	237,852
2,858	Exxon Mobil Corp.	258,763
1,953	Occidental Petroleum Corp.	155,791
4,251	Spectra Energy Corp.	161,028
		1,032,045
	FINANCIAL – 31.8%
1,465	ACE Ltd.[1]	167,508
2,478	Aflac, Inc.	148,011
2,297	American Financial Group, Inc.	138,716

Zacks Dividend Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2014

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
1,881	Ameriprise Financial, Inc.	$247,859
2,894	Arthur J. Gallagher & Co.	138,767
4,613	BB&T Corp.	173,403
524	BlackRock, Inc.	188,158
2,134	CME Group, Inc.	180,622
12,000	Fifth Third Bancorp	241,440
2,731	HCP, Inc. - REIT	122,349
4,143	Invesco Ltd.[1]	167,211
5,608	JPMorgan Chase & Co.	337,377
2,189	Liberty Property Trust - REIT	77,447
3,003	Marsh & McLennan Cos., Inc.	169,940
1,230	PNC Financial Services Group, Inc.	107,588
4,649	Prologis, Inc. - REIT	196,560
1,773	Prudential Financial, Inc.	150,669
1,827	State Street Corp.	140,186
4,070	U.S. Bancorp	179,894
6,205	Wells Fargo & Co.	338,048
		3,611,753
	INDUSTRIAL – 12.1%
2,062	Boeing Co.	277,050
1,465	Eaton Corp. PLC[1]	99,371
1,750	Emerson Electric Co.	111,563
3,727	Exelis, Inc.	66,862
10,294	General Electric Co.	272,688
1,302	Lockheed Martin Corp.	249,411
1,302	Union Pacific Corp.	152,035
1,356	United Technologies Corp.	149,268
		1,378,248
	TECHNOLOGY – 4.8%
2,243	Fidelity National Information Services, Inc.	137,249
4,468	Hewlett-Packard Co.	174,520
4,830	Microsoft Corp.	230,923
		542,692
	UTILITIES – 1.3%
2,478	American Electric Power Co., Inc.	142,609

	TOTAL COMMON STOCKS (Cost $10,562,141)	11,069,503

Zacks Dividend Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2014

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 2.7%
$303,316	UMB Money Market Fiduciary, 0.01%[2]	$303,316

	TOTAL SHORT-TERM INVESTMENTS (Cost $303,316)	303,316

	TOTAL INVESTMENTS – 100.1% (Cost $10,865,457)	11,372,819
	Liabilities in Excess of Other Assets – (0.1)%	(9,819)

	TOTAL NET ASSETS – 100.0%	$11,363,000

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Zacks Dividend Fund
SUMMARY OF INVESTMENTS
As of November 30, 2014

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financial	31.8%
Consumer, Non-cyclical	21.0%
Industrial	12.1%
Energy	9.1%
Communications	8.6%
Consumer, Cyclical	5.0%
Technology	4.8%
Basic Materials	3.7%
Utilities	1.3%
Total Common Stocks	97.4%
Short-Term Investments	2.7%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Zacks Funds
STATEMENTS OF ASSETS AND LIABILITIES
As of November 30, 2014

	All-Cap	Market
	Core Fund	Neutral Fund
Assets:
Investments, at value (cost $32,915,283 and $9,389,543, respectively)	$43,656,876	$9,999,365
Cash	-	599,298
Cash deposited with broker for securities sold short	-	7,996,527
Receivables:
Fund shares sold	14,300	-
Dividends and interest	87,386	10,604
Advisor	-	5,092
Prepaid expenses	15,097	7,637
Total assets	43,773,659	18,618,523

Liabilities:
Securities sold short, at value (proceeds $0 and $8,820,790, respectively)	-	9,000,096
Payables:
Investment securities purchased	192,726	-
Dividends on securities sold short and interest expense	-	4,613
Fund shares redeemed	38,627	-
Advisory fees	31,192	-
Distribution fees (Note 7)	17,582	2,098
Fund accounting fees	8,050	6,959
Transfer agent fees and expenses	6,441	5,474
Auditing fees	16,765	16,698
Fund administration fees	6,018	5,191
Custody fees	883	2,771
Trustees' fees and expenses	2,280	1,456
Chief Compliance Officer fees	1,118	338
Accrued other expenses	6,186	3,731
Total liabilities	327,868	9,049,425
Net Assets	$43,445,791	$9,569,098

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$30,143,014	$23,472,434
Accumulated net investment loss	(28,453)	(257,369)
Accumulated net realized gain (loss) on investments	2,589,637	(14,076,483)
Net unrealized appreciation (depreciation) on:
Investments	10,741,593	609,822
Securities sold short	-	(179,306)
Net Assets	$43,445,791	$9,569,098

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$29,752,208	$8,540,318
Shares of beneficial interest issued and outstanding	1,193,568	655,825
Redemption price per share	$24.93	$13.02
Maximum sales charge (5.75% of offering price)[1]	1.52	0.79
Maximum offering price per share	$26.45	$13.81
Class C Shares:
Net assets applicable to shares outstanding	$13,693,583	$1,028,780
Shares of beneficial interest issued and outstanding	585,963	82,852
Offering and redemption price per share[2]	$23.37	$12.42

[1]	On sales of $50,000 or more, the sales charge will be reduced.
[2]	Class C Shares of the Fund are subject to a Contingent Deferred Sales Charge ("CDSC") of 1.00% on any shares sold within 12 months of the date of purchase and 0.50% during months 13-18.

See accompanying Notes to Financial Statements.

Zacks Funds
STATEMENTS OF ASSETS AND LIABILITIES
As of November 30, 2014

	Small-Cap	Dividend
	Core Fund	Fund
Assets:
Investments, at value (cost $49,222,404 and $10,865,457, respectively)	$52,586,017	$11,372,819
Receivables:
Investment securities sold	1,696,808	-
Fund shares sold	51,224	-
Dividends and interest	53,898	32,703
Prepaid offering costs	-	2,962
Prepaid expenses	28,809	10,515
Total assets	54,416,756	11,418,999

Liabilities:
Payables:
Investment securities purchased	1,236,804	-
Due to custodian	819,422	-
Fund shares redeemed	5,659	-
Distribution fees (Note 7)	12,507	2,229
Advisory fees	7,275	13,802
Auditing fees	16,766	16,695
Transfer agent fees and expenses	15,045	3,684
Fund accounting fees	9,323	4,306
Fund administration fees	7,006	4,869
Custody fees	3,392	3,688
Trustees' fees and expenses	610	703
Chief Compliance Officer fees	484	1,357
Accrued other expenses	6,473	4,666
Total liabilities	2,140,766	55,999

Net Assets	$52,275,990	$11,363,000

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$46,645,396	$10,814,859
Accumulated net investment income (loss)	-	25,532
Accumulated net realized gain on investments	2,266,981	15,247
Net unrealized appreciation on investments	3,363,613	507,362
Net Assets	$52,275,990	$11,363,000

Shares of beneficial interest issued and outstanding		661,983
Offering and redemption price per share		$17.17

Redemption price per share per Class:
Investor Class shares:
Net assets applicable to shares outstanding	$48,241,765
Shares of beneficial interest issued and outstanding	2,055,894
Redemption price per share	$23.47
Class C Shares:
Net assets applicable to shares outstanding	$2,903,280
Shares of beneficial interest issued and outstanding	124,473
Redemption price per share[1]	$23.32
Class I Shares:
Net assets applicable to shares outstanding	$1,130,945
Shares of beneficial interest issued and outstanding	48,124
Redemption price per share	$23.50

[1]	Class C Shares of the Fund are subject to a Contingent Deferred Sales Charge ("CDSC") of 1.00% on any shares sold within 12 months of the date of purchase and 0.50% during months 13-18 after the date of purchase.

See accompanying Notes to Financial Statements.

Zacks Funds
STATEMENTS OF OPERATIONS
For the Year Ended November 30, 2014

	All-Cap	Market
	Core Fund	Neutral Fund
Investment Income:
Dividends (net of foreign withholding taxes of $2,424 and $138, respectively)	$729,128	$201,239
Interest	57	38
Total investment income	729,185	201,277

Expenses:
Advisory fees	364,320	124,834
Distribution fees (Note 7)	198,936	38,377
Fund accounting fees	49,682	41,571
Fund administration fees	47,398	43,418
Transfer agent fees and expenses	40,326	33,605
Registration fees	30,999	27,682
Auditing fees	16,830	16,608
Legal fees	13,592	13,001
Custody fees	10,325	12,529
Shareholder reporting fees	10,977	4,261
Trustees' fees and expenses	4,841	3,988
Chief Compliance Officer fees	5,001	3,988
Miscellaneous	4,988	3,965
Insurance fees	1,080	1,221
Dividends on securities sold short	-	178,733
Interest expense	-	117,280
Total expenses	799,295	665,061
Advisory fees waived	(33,793)	(124,834)
Other expenses absorbed	-	(46,893)
Net expenses	765,502	493,334
Net investment loss	(36,317)	(292,057)

Realized and Unrealized Gain (Loss) on Investments and Securities Sold Short:
Net realized gain (loss) on:
Investments	3,114,752	4,053,896
Securities sold short	-	(1,943,468)
Net realized gain	3,114,752	2,110,428

Net change in unrealized appreciation/depreciation on:
Investments	2,096,730	(2,755,176)
Securities sold short	-	1,290,544
Net change in unrealized appreciation/depreciation	2,096,730	(1,464,632)
Net realized and unrealized gain on investments and securities sold short	5,211,482	645,796

Net Increase in Net Assets from Operations	$5,175,165	$353,739

See accompanying Notes to Financial Statements.

Zacks Funds
STATEMENTS OF OPERATIONS
For the Year Ended November 30, 2014

	Small-Cap	Dividend
	Core Fund	Fund*
Investment Income:
Dividends (net of foreign withholding taxes of $0 and $188, respectively)	$638,105	$114,868
Interest	55	24
Total investment income	638,160	114,892

Expenses:
Advisory fees	436,935	33,018
Distribution fees (Note 7)	132,065	10,250
Transfer agent fees and expenses	87,692	18,625
Fund administration fees	56,337	33,174
Fund accounting fees	55,975	22,364
Registration fees	44,649	19,692
Legal fees	31,093	16,102
Shareholder reporting fees	27,872	4,842
Custody fees	18,008	19,947
Auditing fees	16,731	16,695
Miscellaneous fees	6,354	2,430
Chief Compliance Officer fees	4,108	4,227
Trustees' fees and expenses	3,313	3,981
Insurance fees	1,039	476
Offering costs	-	14,474
Total expenses	922,171	220,297
Advisory fees waived	(236,865)	(33,018)
Other expenses absorbed	-	(133,712)
Net expenses	685,306	53,567
Net investment income (loss)	(47,146)	61,325

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	2,334,884	12,418
Net change in unrealized appreciation/depreciation on investments	(1,807,337)	507,362
Net realized and unrealized gain on investments	527,547	519,780

Net Increase in Net Assets from Operations	$480,401	$581,105

*	The Zacks Dividend Fund commenced operations on January 31, 2014.

See accompanying Notes to Financial Statements.

Zacks Funds
STATEMENTS OF CHANGES IN NET ASSETS

	All-Cap Core Fund

	For the Year Ended	For the Year Ended
	November 30, 2014	November 30, 2013
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(36,317)	$(6,429)
Net realized gain on investments	3,114,752	2,945,189
Net change in unrealized appreciation/depreciation on investments	2,096,730	4,336,277
Net increase in net assets resulting from operations	5,175,165	7,275,037

Distributions to shareholders:
From net investment income:
Class A	-	(21,801)
Total distributions to shareholders	-	(21,801)

Capital Transactions:
Net proceeds from shares sold:
Class A	6,860,025	10,397,720
Class C	2,838,372	4,619,202
Reinvestment of distributions:
Class A	-	12,047
Cost of shares redeemed:
Class A1	(6,228,184)	(9,049,458)
Class C2	(2,782,193)	(2,094,440)
Net increase in net assets from capital transactions	688,020	3,885,071

Total increase in net assets	5,863,185	11,138,307

Net Assets:
Beginning of period	37,582,606	26,444,299
End of period	$43,445,791	$37,582,606

Accumulated net investment loss	$(28,453)	$(17,637)

Capital Share Transactions:
Shares sold:
Class A	297,609	541,207
Class C	131,768	246,255
Shares reinvested:
Class A	-	681
Shares redeemed:
Class A	(270,471)	(464,671)
Class C	(127,264)	(113,453)
Net increase in capital share transactions	31,642	210,019

[1]	Net of redemption fee proceeds of $3,045 and $617, respectively.
[2]	Net of redemption fee proceeds of $6 and $14, respectively.

See accompanying Notes to Financial Statements.

Zacks Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Market Neutral Fund

	For the Year Ended	For the Year Ended
	November 30, 2014	November 30, 2013
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(292,057)	$(659,014)
Net realized gain on investments and securities sold short	2,110,427	1,568,272
Net change in unrealized appreciation/depreciation on investments
and securities sold short	(1,464,631)	(3,205,905)
Net increase (decrease) in net assets resulting from operations	353,739	(2,296,647)

Capital Transactions:
Net proceeds from shares sold:
Class A	1,561,631	5,820,204
Class C	35,481	928,865
Cost of shares redeemed:
Class A1	(6,915,431)	(23,976,209)
Class C2	(926,427)	(2,516,072)
Net decrease in net assets from capital transactions	(6,244,746)	(19,743,212)

Total decrease in net assets	(5,891,007)	(22,039,859)

Net Assets:
Beginning of period	15,460,105	37,499,964
End of period	$9,569,098	$15,460,105

Accumulated net investment loss	$(257,369)	$(589,541)

Capital Share Transactions:
Shares sold:
Class A	121,779	440,356
Class C	2,867	71,084
Shares redeemed:
Class A	(537,223)	(1,831,710)
Class C	(75,578)	(200,219)
Net decrease in capital share transactions	(488,155)	(1,520,489)

[1]	Net of redemption fee proceeds of $864 and $483, respectively.
[2]	Net of redemption fee proceeds of $0 and $0, respectively.

See accompanying Notes to Financial Statements.

Zacks Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Small-Cap Core Fund

	For the Year Ended	For the Year Ended
	November 30, 2014	November 30, 2013
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(47,146)	$(423)
Net realized gain on investments	2,334,884	891,180
Net change in unrealized appreciation/depreciation on investments	(1,807,337)	5,138,738
Net increase in net assets resulting from operations	480,401	6,029,495

Distributions to shareholders:
From net investment income	-	(21,860)
From net realized gains	(900,759)	(4,126)
Total distributions to shareholders	(900,759)	(25,986)

Capital Transactions:
Proceeds from shares sold:
Investor Class	34,739,971	37,149,598
Class C	2,973,945	-
Class I	1,255,402	-
Reinvestment of distributions:
Investor Class	826,460	24,473
Cost of shares redeemed:
Investor Class[1]	(26,394,687)	(4,916,948)
Class C2	(129,732)	-
Class I	(135,361)	-
Net increase in net assets from capital transactions	13,135,998	32,257,123

Total increase in net assets	12,715,640	38,260,632

Net Assets:
Beginning of period	39,560,350	1,299,718
End of period	$52,275,990	$39,560,350

Accumulated net investment loss	$-	$(16,943)

Capital Share Transactions:
Shares sold
Investor Class	1,519,026	1,824,214
Class C	130,217	-
Class I	53,847	-
Shares reinvested
Investor Class	36,119	1,461
Shares redeemed
Investor Class	(1,166,348)	(238,396)
Class C	(5,744)	-
Class I	(5,723)	-
Net increase in capital share transactions	561,394	1,587,279

[1]	Net of redemption fee proceeds of $4,092 and $7,962, respectively.
[2]	Net of redemption fee proceeds of $80 and $0, respectively.

See accompanying Notes to Financial Statements.

Zacks Funds
STATEMENT OF CHANGES IN NET ASSETS

Dividend Fund

For the Period
January 31, 2014*
through
November 30, 2014
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$61,325
Net realized gain on investments	12,418
Net change in unrealized appreciation/depreciation on investments	507,362
Net increase in net assets resulting from operations	581,105

Distributions to shareholders:
From net investment income	(34,499)
Total distributions to shareholders	(34,499)

Capital Transactions:
Proceeds from shares sold	11,652,070
Reinvestment of distributions	34,304
Cost of shares redeemed[1]	(869,980)
Net increase in net assets from capital transactions	10,816,394

Total increase in net assets	11,363,000

Net Assets:
Beginning of period	-
End of period	$11,363,000

Accumulated net investment income	$25,532

Capital Share Transactions:
Shares sold	712,245
Shares reinvested	2,069
Shares redeemed	(52,331)
Net increase in capital share transactions	661,983

*	Commencement of operations.
[1]	Net of redemption fee proceeds of $62.

See accompanying Notes to Financial Statements.

Zacks Funds
Market Neutral Fund
STATEMENT OF CASH FLOWS
For the Year Ended November 30, 2014

Increase in Cash:
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$353,739
Adjustments to reconcile net increase in net assets from operations to net cash from operating activities:
Purchase of investment securities	(14,430,653)
Sale of investment securities	21,874,958
Sale of short-term investment securities, net	(801,443)
Closed short sale transactions	(24,552,061)
Proceeds from short sale transactions	17,539,068
Decrease in deposits with brokers for short sales	4,176,913
Decrease in dividends and interest receivable	18,886
Decrease in receivables for investment securities sold	433,860
Increase in due from Advisor	(5,092)
Increase in prepaid expenses	167
Decrease in payables for investment securities purchased	(288,959)
Decrease in dividends on securities sold short and interest expense payable	(11,150)
Decrease in accrued expenses	(20,708)
Net realized gain on investments	(2,105,768)
Net change in unrealized appreciation/depreciation on investments	1,464,632
Net cash provided by operating activities	3,646,389

Cash flows provided by (used for) financing activities:
Proceeds from shares sold	1,597,112
Payment on shares redeemed	(7,847,668)
Net cash used for financing activities	(6,250,556)

Net Decrease in Cash	(2,604,167)

Cash:
Beginning balance	3,203,465
Ending balance	$599,298

See accompanying Notes to Financial Statements.

Zacks Funds
All-Cap Core Fund1
FINANCIAL HIGHLIGHTS ― Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the		For the		For the		For the		For the
	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	November 30, 2014		November 30, 2013		November 30, 2012		November 30, 2011		November 30, 2010
Net asset value, beginning of period	$21.90		$17.45		$15.50		$14.40		$12.95
Income from Investment Operations:
Net investment income[2]	0.04		0.04		0.06		0.02		-
Net realized and unrealized gain on investments	2.99		4.43		1.89		1.08		1.50
Total from investment operations	3.03		4.47		1.95		1.10		1.50

Less Distributions:
From net investment income	-		(0.02)		-		-		(0.05)
Total distributions	-		(0.02)		-		-		(0.05)

Redemption fee proceeds	-	[3]	-	[3]	-	[3]	-	[3]	-	[3]

Net asset value, end of period	$24.93		$21.90		$17.45		$15.50		$14.40

Total return[4]	13.84%		25.65%		12.58%		7.64%		11.58%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$29,752		$25,551		$19,002		$15,260		$14,912

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.73%		1.86%		2.04%		2.02%		2.24%
After fees waived and expenses absorbed	1.65%		1.65%		1.65%		1.65%		1.65%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.07%		(0.01%)		(0.04%)		(0.26%)		(0.42%)
After fees waived and expenses absorbed	0.15%		0.20%		0.35%		0.11%		0.17%

Portfolio turnover rate	46%		69%		50%		63%		64%

[1]	Prior to April 1, 2011, the Fund was known as the Zacks Multi-Cap Opportunities Fund.
[2]	Based on average shares outstanding during the period.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.

See accompanying Notes to Financial Statements.

Zacks Funds
All-Cap Core Fund1
FINANCIAL HIGHLIGHTS ― Class C

Per share operating performance.
For a capital share outstanding throughout each period.

	For the		For the		For the		For the		For the
	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	November 30, 2014		November 30, 2013		November 30, 2012		November 30, 2011		November 30, 2010
Net asset value, beginning of period	$20.69		$16.59		$14.85		$13.89		$12.55
Income from Investment Operations:
Net investment loss[2]	(0.13)		(0.10)		(0.07)		(0.10)		-
Net realized and unrealized gain on investments	2.81		4.20		1.81		1.06		1.34
Total from investment operations	2.68		4.10		1.74		0.96		1.34

Redemption fee proceeds	-	[3]	-	[3]	-	[3]	-	[3]	-	[3]

Net asset value, end of period	$23.37		$20.69		$16.59		$14.85		$13.89

Total return[4]	12.95%		24.71%		11.72%		6.91%		10.68%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$13,694		$12,032		$7,442		$5,404		$5,532

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.48%		2.61%		2.79%		2.77%		2.99%
After fees waived and expenses absorbed	2.40%		2.40%		2.40%		2.40%		2.40%
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(0.68%)		(0.76%)		(0.79%)		(1.01%)		(1.17%)
After fees waived and expenses absorbed	(0.60%)		(0.55%)		(0.40%)		(0.64%)		(0.58%)

Portfolio turnover rate	46%		69%		50%		63%		64%

[1]	Prior to April 1, 2011, the Fund was known as the Zacks Multi-Cap Opportunities Fund.
[2]	Based on average shares outstanding during the period.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of Contingent Deferred Sales Charge ("CDSC") of 1.00% on any shares sold within 12 months of the date of purchase and 0.50% during months 13-18. If the sales charge was included total returns would be lower.

See accompanying Notes to Financial Statements.

Zacks Funds
Market Neutral Fund
FINANCIAL HIGHLIGHTS ― Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the		For the		For the	For the		For the
	Year Ended		Year Ended		Year Ended	Year Ended		Year Ended
	November 30, 2014		November 30, 2013		November 30, 2012	November 30, 2011		November 30, 2010
Net asset value, beginning of period	$12.66		$13.69		$13.45	$12.91		$12.99
Income from Investment Operations:
Net investment loss[1]	(0.32)		(0.33)		(0.36)	(0.35)		(0.30)
Net realized and unrealized gain (loss) on investments	0.68		(0.70)		0.60	0.89		0.22
Total from investment operations	0.36		(1.03)		0.24	0.54		(0.08)

Redemption fee proceeds	-	[2]	-	[2]	-	-	[2]	-	[2]

Net asset value, end of period	$13.02		$12.66		$13.69	$13.45		$12.91

Total return[3]	2.84%		(7.52%)		1.78%	4.18%		(0.62%)

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$8,540		$13,567		$33,726	$38,809		$41,241

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	5.77%		4.93%		4.70%	4.52%		4.38%
After fees waived and expenses absorbed	4.26%		4.37%		4.36%	4.22%		3.99%

Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(4.00%)		(3.06%)		(2.99%)	(2.99%)		(2.56%)
After fees waived and expenses absorbed	(2.49%)		(2.50%)		(2.65%)	(2.69%)		(2.17%)

Portfolio turnover rate	144%		60%		80%	93%		79%

[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.

See accompanying Notes to Financial Statements.

Zacks Funds
Market Neutral Fund
FINANCIAL HIGHLIGHTS ― Class C

Per share operating performance.
For a capital share outstanding throughout each period.

	For the	For the	For the	For the		For the
	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	November 30, 2014	November 30, 2013	November 30, 2012	November 30, 2011		November 30, 2010
Net asset value, beginning of period	$12.17	$13.26	$13.12	$12.69		$12.86
Income from Investment Operations:
Net investment loss[1]	(0.40)	(0.41)	(0.45)	(0.44)		(0.30)
Net realized and unrealized gain (loss) on investments	0.65	(0.68)	0.59	0.87		0.13
Total from investment operations	0.25	(1.09)	0.14	0.43		(0.17)

Redemption fee proceeds	-	-	-	-	[2]	-	[2]

Net asset value, end of period	$12.42	$12.17	$13.26	$13.12		$12.69

Total return[3]	2.05%	(8.22%)	1.07%	3.39%		(1.32%)

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,029	$1,893	$3,774	$2,957		$3,499

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	6.52%	5.68%	5.45%	5.27%		5.13%
After fees waived and expenses absorbed	5.01%	5.12%	5.11%	4.97%		4.74%

Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(4.75%)	(3.81%)	(3.74%)	(3.75%)		(3.33%)
After fees waived and expenses absorbed	(3.24%)	(3.25%)	(3.40%)	(3.45%)		(2.94%)

Portfolio turnover rate	144%	60%	80%	93%		79%

[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of Contingent Deferred Sales Charge ("CDSC") of 1.00% on any shares sold within 12 months of the date of purchase and 0.50% during months 13-18. If the sales charge was included total returns would be lower.

See accompanying Notes to Financial Statements.

Zacks Funds
Small-Cap Core Fund
FINANCIAL HIGHLIGHTS- Investor Class

Per share operating performance.
For a capital share outstanding throughout each period.

						For the Period
	For the		For the		For the	June 30, 2011*
	Year Ended		Year Ended		Year Ended	through
	November 30, 2014		November 30, 2013		November 30, 2012	November 30, 2011
Net asset value, beginning of period	$23.73		$16.28		$13.89	$15.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.02)		-	[5]	0.27	-
Net realized and unrealized gain (loss) on investments	0.27		7.73		2.10	(1.11)
Total from investment operations	0.25		7.73		2.37	(1.11)

Less Distributions:
From net investment income	-		(0.24)		(0.02)	-
From net realized gain	(0.51)		(0.05)		-	-
Total distributions	(0.51)		(0.29)		(0.02)	-

Redemption fee proceeds	-	[5]	0.01		0.04	-

Net asset value, end of period	$23.47		$23.73		$16.28	$13.89

Total return[2]	1.11%		48.24%		17.33%	(7.40%)	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$48,242		$39,560		$1,300	$93

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.88%		2.27%		29.04%	229.27%	[4]
After fees waived and expenses absorbed	1.39%		1.39%		1.39%	1.39%	[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.56%)		(0.88%)		(25.90%)	(227.94%)	[4]
After fees waived and expenses absorbed	(0.07%)		0.00%		1.75%	(0.06%)	[4]

Portfolio turnover rate	154%		140%		173%	105%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	Amount represents less than $0.01 per share.

See accompanying Notes to Financial Statements.

Zacks Funds
Small-Cap Core Fund
FINANCIAL HIGHLIGHTS- Class C

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period
	December 31, 2013*
	through November 30, 2014
Net asset value, beginning of period	$23.61
Income from Investment Operations:
Net investment loss[1]	(0.16)
Net realized and unrealized loss on investments	(0.13)
Total from investment operations	(0.29)

Net asset value, end of period	$23.32

Total return[2]	(1.23%)	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,903

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.68%	[4]
After fees waived and expenses absorbed	2.14%	[4]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(1.32%)	[4]
After fees waived and expenses absorbed	(0.78%)	[4]

Portfolio turnover rate	154%

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of Contingent Deferred Sales Charge ("CDSC") of 1.00% on any shares sold within 12 months of the date of purchase and 0.50% during months 13-18. If the sales charge was included total returns would be lower.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

Zacks Funds
Small-Cap Core Fund
FINANCIAL HIGHLIGHTS- Class I

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period
	February 28, 2014*
	through November 30, 2014
Net asset value, beginning of period	$23.09
Income from Investment Operations:
Net investment income[1]	0.04
Net realized and unrealized gain on investments	0.37
Total from investment operations	0.41

Net asset value, end of period	$23.50

Total return[2]	1.78%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,131

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.70%	[4]
After fees waived and expenses absorbed	1.14%	[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.32%)	[4]
After fees waived and expenses absorbed	0.24%	[4]

Portfolio turnover rate	154%

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor.
[3]	Not annualized.
[4]	Annualized.
[5]	Amount represents less than $0.01 per share.

See accompanying Notes to Financial Statements.

Zacks Funds
Dividend Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period
	January 31, 2014*
	through
	November 30, 2014

Net asset value, beginning of period	$15.00
Income from Investment Operations:
Net investment income [1]	0.21
Net realized and unrealized gain on investments	2.05
Total from investment operations	2.26

Less Distributions:
From net investment income	(0.09)
From net realized gain	-
Total distributions	(0.09)

Redemption fee proceeds	-	[2]

Net asset value, end of period	$17.17

Total return[3]	15.06%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$11,363

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	5.34%	[5]
After fees waived and expenses absorbed	1.30%	[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(2.55%)	[5]
After fees waived and expenses absorbed	1.49%	[5]

Portfolio turnover rate	18%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS
November 30, 2014

Note 1 – Organization
Zacks All-Cap Core Fund, Zacks Market Neutral Fund, Zacks Small-Cap Core Fund and Zacks Dividend Fund (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Manager Series Trust (formerly, Claymore Trust), a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

Zacks All-Cap Core Fund’s primary investment objective is to provide capital appreciation and, to a lesser extent, income through dividends. The Fund will invest primarily in a diversified portfolio of equity securities.  The Fund commenced investment operations on December 5, 2005, with two classes of shares, Class A and Class C.

Zacks Market Neutral Fund’s primary investment objective is to generate positive returns in both rising and falling equity markets. The Fund will simultaneously invest in long and short equity positions to minimize portfolio exposure to general equity market risk.  The Fund commenced investment operations on July 24, 2008, with two classes of shares, Class A and Class C.

Zacks Small-Cap Core Fund’s primary investment objective is to provide capital appreciation.  The Fund will invest primarily in a diversified portfolio of equity securities.  The Fund commenced investment operations on June 30, 2011. The Fund currently offers three classes of shares: Investor Class, Class C and Class I.  The outstanding shares of the Fund were renamed Investor Class on December 20, 2013. Class C commenced investment operations on December 31, 2013.  Class I commenced investment operations on February 28, 2014.

Zacks Dividend Fund’s primary investment objective is to provide capital appreciation and dividend income.  The Fund will invest primarily in a diversified portfolio of equity securities.  The Fund commenced investment operations on January 31, 2014.

With regards to the Zacks All-Cap Core Fund, Zacks Market Neutral Fund, Zacks Small-Cap Core Fund and Zacks Dividend Fund, the shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2014

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Short Sales
The Zacks Market Neutral Fund may engage in short sales that are “uncovered”.  Uncovered short sales are transactions under which a Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.

In conjunction with the use of short sales, the Fund may be required to maintain collateral in various forms. At November 30, 2014 such collateral is denoted in the Fund’s Schedule of Investments and Statement of Assets and Liabilities. Also in conjunction with the use of short sales, the Fund, when appropriate, utilizes a segregated margin deposit account with the counterparty. At November 30, 2014, these segregated margin deposit accounts are denoted in the Fund’s Statement of Assets and Liabilities.

(c) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares.  Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

The Dividend Fund incurred offering costs of approximately $17,266, which are being amortized over a one-year period from January 31, 2014(commencement of operations).

(d) Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2014

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities.  As of and during the year ended November 30, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders
The Funds will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Zacks Investment Management, Inc. (the “Advisor”).  Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor. The annual rates are listed by Fund in the table below.  The Advisor has contractually agreed to waive its fees and, if necessary, to absorb other expenses (excluding any acquired fund fees and expenses as determined in accordance with Form N-1A, leverage interest, taxes, dividend expenses on short positions, brokerage commissions and expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each fund until March 31, 2017. The table below contains the expense cap by Fund and by Class.

	Investment	Total Limit on Annual
	Advisory	Operating Expenses
	Fees	Investor Class	Class A	Class C	Class I
All-Cap Core Fund	0.90%	-	1.65%	2.40%	-
Market Neutral Fund	1.10%	-	1.65%	2.40%	-
Small-Cap Core Fund	0.90%	1.39%	-	2.14%	1.14%
Dividend Fund	0.80%	1.30%	-	-	-

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2014

For the period ended November 30, 2014, the Advisor waived its fees and absorbed other expenses as follows:

	Advisory Fees	Other Expenses	Total
All-Cap Core Fund	$33,793	$-	$33,793
Market Neutral Fund	124,834	46,893	171,727
Small-Cap Core Fund	236,865	-	236,865
Dividend Fund	33,018	133,712	166,730
Total	$428,510	$180,605	$609,115

The Advisor may recover from each Fund fees and/or expenses previously waived and/or absorbed, if each Fund’s expense ratio, including the recovered expenses, falls below the current expense limit at which they were waived.  The Advisor is permitted to seek reimbursement from each Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred.  The Advisor may recapture all or a portion of these amounts no later than November 30, of the years stated below:

	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund	Dividend Fund
2015	94,472	126,955	184,911	-
2016	66,940	143,538	138,523	-
2017	33,793	171,727	236,865	166,730
Total	$195,205	$442,220	$560,299	$166,730

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators.  For the year ended November 30, 2014, the Funds’ allocated fees accrued for non-interested Trustees are reported on the Statements of Operations.

Effective October 1, 2014, Dziura Compliance Consulting., LLC provides Chief Compliance Officer (“CCO”) services to the Trust. Prior to October 2014, Cipperman & Co. provided CCO services to the Trust.  The Funds’ allocated fees accrued for CCO services for the year ended November 30, 2014 are reported on the Statements of Operations.

Note 4 – Federal Income Taxes
At November 30, 2014, gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund	Dividend Fund

Cost of investments	$32,955,823	$9,392,691	$49,223,446	$10,864,834

Gross unrealized appreciation	$10,929,951	$986,376	$5,037,189	$713,918
Gross unrealized depreciation	(228,898)	(379,702)	(1,674,618)	(205,933)

Net unrealized appreciation on investments	$10,701,053	$606,674	$3,362,571	$507,985

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2014

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These classifications have no effect on net assets or net asset value per share. For the year ended November 30, 2014, permanent differences in book and tax accounting have been reclassified to paid-in capital, accumulated net investment income/loss and accumulated net realized gain/loss as follows:

	Paid-in capital	Accumulated Net Investment Income/Loss	Accumulated Net Realized Gain/Loss
All-Cap Core Fund	$(26,316)	$25,501	$815
Market Neutral Fund	(624,551)	624,229	322
Small-Cap Core Fund	3	64,089	(64,092)
Dividend Fund	(1,535)	(1,294)	2,829

As of November 30, 2014, the components of accumulated earnings (deficit) on a tax basis were as follows:

	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund	Dividend Fund

Undistributed ordinary income	$-	$-	$529,674	$45,067
Undistributed long-term gains	2,630,177	-	1,889,921	2,187
Tax accumulated earnings	2,630,177	-	2,419,595	47,254

Accumulated capital and other losses	$(28,453)	$(14,510,010)	$(151,572)	$(7,098)
Unrealized appreciation on investments	10,701,053	606,674	3,362,571	507,985
Total accumulated earnings (deficit)	$13,302,777	$(13,903,336)	$5,630,594	$548,141

The tax character of distributions paid during the fiscal years ended November 30, 2014 and November 30, 2013 were as follows:

	All-Cap Core Fund		Market Neutral Fund		Small-Cap Core Fund

	2014	2013	2014	2013	2014	2013
Distributions paid from:
Ordinary income	$-	$21,801	$-	$-	$849,349	$25,924
Long-term capital gains	-	-	-	-	51,410	62
Total distributions paid	$-	$21,801	$-	$-	$900,759	$25,986

Dividend Fund
2014
Distributions paid from:
Ordinary income	$34,499
Long-term capital gains	-
Total distributions paid	$34,499

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2014

At November 30, 2014, the Funds had accumulated capital loss carryforwards as follows:

For losses expiring November 30,	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund	Dividend Fund

2017	$-	$12,203,784	$-	$-
2018	-	1,737,635	-	-
2019	-	-	-	-
Not subject to expiration:
Short-term	-	-	-	-
Total	$-	$13,941,419	$-	$-

To the extent that a Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward.  Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.  During the year ended November 30, 2014, the All-Cap Core and Market Neutral Funds utilized $419,589 and $1,483,327 of their capital loss carryovers, respectively.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), the Funds are permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period.  However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Capital losses incurred after October 31 (“post-October” losses) within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.  As of November 30, 2014, the Market Neutral, Small-Cap Core and Dividend Funds had $122,807, $151,572 and $7,098 of post-October losses, respectively, which are deferred until December 1, 2014 for tax purposes.

As of November 30, 2014, the All-Cap Core and Market Neutral Funds had $28,453 and $257,369, respectively, of qualified late-year ordinary losses which are deferred until fiscal year 2015 for tax purposes. Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

Note 5 – Redemption Fees
The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the year ended November 30, 2014, the Zacks All-Cap Core Fund, Zacks Market Neutral Fund, Zacks Small-Cap Core Fund and Zacks Dividend Fund received $3,051, $864, $4,172 and $62, respectively in redemption fees.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2014

Note 6 – Investment Transactions
For the year ended November 30, 2014, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales	Securities Sold Short	Short Securities Covered
All-Cap Core Fund	$19,191,780	$18,362,009	$-	$-
Market Neutral Fund	14,430,653	21,874,958	17,539,069	24,552,061
Small-Cap Core Fund	87,095,446	73,879,777	-	-
Dividend Fund	11,399,481	849,758	-	-

Note 7 – Distribution Plan
The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, that allows the Funds to pay distribution fees for the sale and distribution of its shares.  With respect to the Zacks All-Cap Core Fund and Zacks Market Neutral Fund, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% for Class A shares and 1.00% for Class C shares, of average daily net assets.  With respect to the Zacks Small-Cap Core Fund, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% for Investor Class shares and 1.00% for Class C shares, of average daily net assets.  With respect to the Zacks Dividend Fund, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% for Investor Class shares, of average daily net assets.

For the year ended November 30, 2014, distribution fees incurred are disclosed on the Statements of Operations.

Note 8 – Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized into three broad Levels as described below:

·	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

·
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2014

·
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of November 30, 2014, in valuing the Funds' assets carried at fair value:

All-Cap Core Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$42,952,385	$-	$-	$42,952,385
Short-Term Investments	704,491	-	-	704,491
Total Investments	$43,656,876	$-	$-	$43,656,876
Market Neutral Fund	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Common Stocks[1]	$9,197,922	$-	$-	$9,197,922
Short-Term Investments	801,443	-	-	801,443
Total Assets	$9,999,365	$-	$-	$9,999,365

Liabilities
Securities Sold Short
Common Stocks[1]	$(9,000,096)	$-	$-	$(9,000,096)
Total Liabilities	$(9,000,096)	$-	$-	$(9,000,096)
Small-Cap Core Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$52,586,017	$-	$-	$52,586,017
Total Investments	$52,586,017	$-	$-	$52,586,017

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2014

Dividend Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$11,069,503	$-	$-	$11,069,503
Short-Term Investments	303,316	-	-	303,316
Total Investments	$11,372,819	$-	$-	$11,372,819

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Note 10 – Derivative and Hedging Disclosure
Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows. The Funds did not hold any securities requiring disclosure.

Note 11 – Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect for Zacks All-Cap Core Fund, Zacks Small-Cap Core Fund and Zacks Dividend Fund.

Zacks Market Neutral Fund’s Statement of Assets and Liabilities (“SAL”) presents financial instruments on a gross basis, therefore there are no net amounts and no offset amounts within the SAL to present below.  Gross amounts of the financial instruments, amounts related to financial instruments/cash collateral not offset in the SAL and net amounts are presented below:

		Amounts Not Offset in Statement of Assets and Liabilities
Description/Financial Instrument/Statement of Assets and Liabilities Category	Gross Amounts Presented in Statement of Assets and Liabilities	Financial Instruments*	Cash Collateral**	Net Amount

Securities sold short, at value-liability	$9,000,096	$(7,136,614)	$(1,863,482)	$-

*	Amounts relate to master netting agreements and collateral agreements (for example, ISDA) which have been determined by the company to be legally enforceable in the event of default and where certain other criteria are met in accordance with applicable offsetting accounting guidance.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2014

**	Amounts relate to master netting agreements and collateral agreements which have been determined by the company to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the statement of assets and liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

Note 12 – Recently Issued Accounting Pronouncements
In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11 Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The amendments in this ASU require an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings. The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds’ financial statement disclosures.

Note 13 – Events Subsequent to the Fiscal Period End
The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

The Funds declared the payment of a distribution to be paid, on December 18, 2014, to shareholders of record on December 17, 2014 as follows:

	Long Term Capital Gain	Short Term Capital Gain	Income
All-Cap Core Fund- Class A	$1.46904	$-	$-
All-Cap Core Fund- Class C	1.46904	-	-
Small-Cap Core Fund- Investor Class	0.84399	0.23654	-
Small-Cap Core Fund- Class C	0.84399	0.23654	-
Small-Cap Core Fund- Class I	0.84399	0.23654	-
Dividend Fund	0.00326	0.02911	0.07040

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of
Investment Managers Series Trust

We have audited the accompanying statements of assets and liabilities of the Zacks All-Cap Core Fund, Zacks Market Neutral Fund, Zacks Small-Cap Core Fund and Zacks Dividend Fund (the “Funds”), each a series of Investment Managers Series Trust, including the schedules of investments, as of November 30, 2014, and the related statements of operations and cash flows (with respect for Zacks Market Neutral Fund) for the year then ended, the statements of changes in net assets, and the financial highlights for the periods indicated thereon.  These financial statements and financial highlights are the responsibility of the Funds’ management.   Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.   The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting.   Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.   Accordingly, we express no such opinion.   An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.   Our procedures included confirmation of securities owned as of November 30, 2014, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.   We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Zacks All-Cap Core Fund, Zacks Market Neutral Fund, Zacks Small-Cap Core Fund and Zacks Dividend Fund as of November 30, 2014, and the results of their operations and cash flows (with respect to Zacks Market Neutral Fund), the changes in their net assets and their financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
January 28, 2015

Zacks Funds
SUPPLEMENTAL INFORMATION (Unaudited)

Long-Term Capital Gain Designation
For Federal income tax purposes, the Small-Cap Core Fund designates long-term capital gain dividends of $51,410 or the amounts determined to be necessary, for the year ended November 30, 2014.

Corporate Dividends Received Deduction
For the fiscal year ended November 30, 2014, 100% and 100% of the dividends paid from net investment income qualifies for the dividends received deduction available to corporate shareholders of the Small-Cap Core and Dividend Funds, respectively.

Qualified Dividend Income
Pursuant to Section 854 of the Internal Revenue Code of 1986, the Small-Cap Core and Dividend Funds designate income dividends of 100%, and 100%, respectively, as qualified dividend income paid during the fiscal year ended November 30, 2014.

Trustees and Officer Information
Additional information about the Trustees is included in each Funds’ Statement of Additional Information which is available, without charge, upon request by calling (888) 453-4003.  The Trustees and officers of the Funds and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
“Independent” Trustees:
Charles H. Miller [a] (born 1947) Trustee	Since November 2007	Retired (2013-present). Executive Vice President, Client Management and Development, Access Data, a Broadridge Company, a provider of technology and services to asset management firms (1997-2012).	76	None.
Ashley Toomey Rabun[a] (born 1952) Trustee and Chairperson of the Board	Since November 2007	President and Founder, InvestorReach, Inc. a financial services consulting firm (1996-present).	76	None.
William H. Young [a] (born 1950) Trustee	Since November 2007	Retired (2014-present). Independent financial services consultant (1996-2014); Interim CEO, Unified Fund Services (now Huntington Fund Services), a mutual fund service provider (2003-2006); Senior Vice President, Oppenheimer Management Company (1983-1996). Board Member Emeritus, NICSA, an investment management trade association (2012 – present).	76	None.
Interested Trustees:
John P. Zader [a]‡ (born 1961) Trustee	Since November 2007	Retired (June 2014-present). CEO, UMB Fund Services, Inc., a mutual and hedge fund service provider, and the transfer agent, fund accountant and co-administrator for the Funds, (2006-June 2014). President, Investment Managers Series Trust (December 2007-June 2014).	76	Investment Managers Series Trust II, a registered investment company.
Eric M. Banhazl b† (born 1957) Trustee and Vice President	Since January 2008 as Trustee and December 2007 as Vice President	President, Mutual Fund Administration, LLC, the co-Administrator for the Funds (2006 – present).	76	Investment Managers Series Trust II, a registered investment company.

Zacks Funds
SUPPLEMENTAL INFORMATION (Unaudited)

Officers of the Trust
Maureen Quill [a] (born 1963) President	Since June 2014	Chief Operating Officer (June 2014-present); Executive Vice-President, UMB Fund Services, Inc. (January 2007-June 2014). Vice-President, Investment Managers Series Trust (December 2013 – June 2014).	N/A	N/A
Terrance P. Gallagher, CPA, JD [a] (born 1958) Vice President	Since December 2007	Executive Vice President, UMB Fund Services, Inc. (2007 – present); Director of Compliance, Unified Fund Services Inc. (2004 – 2007).	N/A	N/A
Rita Dam [b] (born 1966) Treasurer and Assistant Secretary	Since December 2007	Vice President, Mutual Fund Administration, LLC (2006 – present).	N/A	N/A
Joy Ausili [b] (born 1966) Secretary and Assistant Treasurer	Since December 2007	Vice President, Mutual Fund Administration, LLC (2006 – present).	N/A	N/A
Martin Dziura [b] (born 1959) Chief Compliance Officer	Since June 2014
Principal, Dziura Compliance Consulting, LLC (October 2014 - present); Managing Director, Cipperman Compliance Services (2010 – September 2014); Chief Compliance Officer, Hanlon Investment Management (2009-2010).
			N/A	N/A

a	Address for certain Trustees and certain officers: 235 W. Galena Street, Milwaukee, Wisconsin 53212.
b	Address for Mr. Banhazl, Ms. Ausili and Ms. Dam: 2220 E. Route 66, Suite 226, Glendora, California 91740.
Address for Mr. Dziura:  39 Stratford Square, Boyerstown, Pennsylvania 19512.
c	Trustees and officers serve until their successors have been duly elected.
†	Mr. Banhazl is an “interested person” of the Trust by virtue of his position as an officer of the Trust.
‡	Mr. Zader is being treated as an “interested person” of the Trust until July 1, 2016, by reason of his former position with UMB Fund Services, Inc.

Zacks All-Cap Core Fund, Zacks Market Neutral Fund and Zacks Small-Cap Core Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement
At in-person meetings held on August 21, 2014, and September 23-24, 2014, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Zacks Investment Management, Inc. (the “Investment Advisor”) with respect to the Zacks All-Cap Core Fund (the “All-Cap Fund”), Zacks Market Neutral Fund (the “Market Neutral Fund”) and Zacks Small-Cap Core Fund (the “Small-Cap Fund”) series of the Trust for an additional one-year term. In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal is in the best interests of each Fund and its shareholders.

Background
In advance of the meetings, the Board received information about each Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background and experience of relevant personnel providing services to the Funds; reports comparing performance of each Fund with returns of its benchmark index and a group of comparable funds selected by Morningstar, Inc. (each a “Performance Peer Group”) from its relevant fund universe (each a “Performance Universe”) for various periods ended June 30, 2014; reports comparing the investment advisory fees and total expenses of each Fund to those of a group of comparable funds selected by Morningstar, Inc. (each an “Expense Peer Group”) from its relevant fund universe (each an “Expense Universe”); and information about the Investment Advisor’s policies and procedures, including its compliance manual and brokerage and trading procedures.  The Board also received a memorandum from the independent legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings.  No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement.

In approving renewal of the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services
The Board considered information included in the meeting materials regarding the performance of each Fund.  The Board noted that the materials they reviewed indicated the following:

•	The total returns of the All-Cap Fund for the one-, three- and five-year periods were below the Performance Peer Group median returns by a range of 133 basis points to 315 basis points, the Large Relative Value Performance Universe median returns by 82 basis points to 233 basis points, and the Russell 3000 Index returns by 124 basis points to 193 basis points. In considering the Fund’s performance, the Trustees considered that the Investment Advisor had recently changed from using a quantitative model to a more qualitative model in selecting the Fund’s investments, and that it was too soon to determine whether the change had affected the Fund’s performance. The Trustees also noted that the annualized performance of the Fund for the five-year period ended June 30, 2014, was only 82 basis points below the Morningstar Large Relative Value universe median returns.

Zacks All-Cap Core Fund, Zacks Market Neutral Fund and Zacks Small-Cap Core Fund
SUPPLEMENTAL INFORMATION (Unaudited)

•	For the one-year period the total returns of the Market Neutral Fund were the lowest in the Performance Peer Group (and below its median returns by 606 basis points) and were below the Equity Market Neutral Performance Universe median returns by 605 basis points and the Citigroup 3-Month T-Bill Index returns by 185 basis points. For the three-year period, the Fund’s annualized total returns were lower than the Peer Group and the Performance Universe median returns by 202 basis points and slightly lower (by 22 basis points) than the Index returns. For the five-year period, the Fund’s annualized total returns exceeded the Index returns but were below the Performance Peer Group and Performance Universe median returns by 288 basis points and 202 basis points, respectively. The Trustees noted the Investment Advisor’s observations that the Fund’s performance had started to improve in June 2014; that if interest rates rose the Investment Advisor expected the Fund’s performance to improve further; and that the Fund was expected to outperform in down markets, which had been relatively limited in the recent past.

•	The annualized total returns of the Small-Cap Fund exceeded the Performance Peer Group and Small Core Performance Universe median returns and the returns of the Russell 2000 Index for the one- and three-year periods.

The Board considered the overall quality of services provided by Investment Advisor to the Funds.  In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience and responsibilities of the personnel involved in the activities of the Funds.  The Board also considered the overall quality of the Investment Advisor’s organization and operations, and the Investment Advisor’s compliance structure and compliance procedures. The Board and the Independent Trustees concluded that based on the various factors they had reviewed the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to each Fund are satisfactory.

Advisory Fee and Expense Ratio
With respect to the advisory fees and expenses paid by the Funds, the Trustees observed the meeting materials indicated as follows:

•	The investment advisory fees (gross of fee waivers) of the All-Cap Fund were higher than the Fund’s Expense Peer Group and Large Blend Expense Universe medians by five and 15 basis points, respectively, and the total expenses paid by the Fund (net of fee waivers) were higher than the Expense Peer Group and Expense Universe medians by 25 and 46 basis points, respectively. The Trustees noted that the Investment Advisor had waived a significant portion of its advisory fees with respect to the Fund in the past year and that the Fund’s effective advisory fee was therefore lower than its gross advisory fee. The Trustees also noted that the asset size of the Fund was significantly smaller than the average asset size of funds in the Expense Universe.

•	The investment advisory fees (gross of fee waivers) and the total expenses paid by the Market Neutral Fund (net of fee waivers) were lower than the Fund’s Expense Peer Group and Market Neutral Expense Universe medians.

•	The investment advisory fees (gross of fee waivers) and the total expenses (net of fee waivers) of the Small-Cap Fund in each case were lower than the Fund’s Expense Peer Group medians but five basis points higher than the Small Blend Expense Universe medians. The Trustees noted, however, that the Investment Advisor had waived a significant portion of its advisory fees with respect to the Fund in the past year and that the asset size of the Fund was significantly smaller than the average asset size of funds in the Expense Universe.

Zacks All-Cap Core Fund, Zacks Market Neutral Fund and Zacks Small-Cap Core Fund
SUPPLEMENTAL INFORMATION (Unaudited)

The Trustees also noted that the fees charged by the Investment Advisor to each Fund are higher than the fees it charges to its institutional clients. The Board considered, however, that the Investment Advisor oversees the Fund’s compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s other clients, and that the Investment Advisor had contractually agreed to limit the Fund’s expenses.  The Board and the Independent Trustees concluded that the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to each Fund.

Profitability and Economies of Scale
The Board also considered information relating to the Investment Advisor’s costs and profits with respect to each Fund for the year ended June 30, 2014, noting that the Investment Advisor was not currently realizing any profits with respect to any of the Funds.  The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Funds (other than investment advisory fees paid to the Investment Advisor), including Rule 12b-1 distribution fees paid to the Investment Advisor’s affiliates, research made available to it by broker-dealers providing execution services to the Funds, and the intangible benefits of its association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance. They also noted that although there were no advisory fee breakpoints with respect to any of the Funds, the asset levels of the Funds were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future, as the Funds’ assets grow.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement is in the best interests of each Fund and its shareholders and, accordingly, approved renewal of the Advisory Agreement with respect to each Fund.

Zacks Funds
EXPENSE EXAMPLES
For the Six Months Ended November 30, 2014 (Unaudited)

Expense Example
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payment of Class A Shares and contingent deferred sales charges on redemption of Class C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2014 to November 30, 2014.

Actual Expenses
The information in the rows titled “Actual Performance” of the tables below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the rows titled “Hypothetical (5% annual return before expenses)” of the tables below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the rows titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Zacks All-Cap Core Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period*
		6/1/14	11/30/14	6/1/14 –11/30/14
Class A	Actual Performance	$1,000.00	$1,083.90	$8.61
	Hypothetical (5% annual return before expenses)	1,000.00	1,016.80	8.34
Class C	Actual Performance	1,000.00	1,079.90	12.51
	Hypothetical (5% annual return before expenses)	1,000.00	1,013.04	12.11

*	Expenses are equal to the Fund’s annualized expense ratio of 1.65% and 2.40% for Class A and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Zacks Funds
EXPENSE EXAMPLE (Continued)
For the Six Months Ended November 30, 2014 (Unaudited)

Zacks Market Neutral Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period*
		06/01/14	11/30/14	06/01/14-11/30/14
Class A	Actual Performance	$1,000.00	$1,028.40	$20.24
	Hypothetical (5% annual return before expenses)	1,000.00	1,005.07	20.01
Class C	Actual Performance	1,000.00	1,024.80	23.91
	Hypothetical (5% annual return before expenses)	1,000.00	1,001.45	23.63

*	Expenses are equal to the Fund’s annualized expense ratio of 4.52% and 5.27% for Class A and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Zacks Small-Cap Core Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period*
		06/01/14	11/30/14	06/01/14-11/30/14
Investor Class	Actual Performance	$1,000.00	$1,041.30	$7.11
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.10	7.03
Class C	Actual Performance	1,000.00	1,036.90	10.91
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.35	10.79
Class I	Actual Performance	1,000.00	1,042.10	5.84
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.35	5.77

*	Expenses are equal to the Fund’s annualized expense ratios of 1.39%, 2.14% and 1.14% for Investor Class, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Zacks Dividend Fund	Beginning Account Value	Ending Account Value	Expense Paid During Period
	6/1/14	11/30/14	6/1/14 –11/30/14
Actual Performance	$1,000.00	$1,053.10	$6.68
Hypothetical (5% annual return before expenses)	1,000.00	1,018.56	6.57

*	Expenses are equal to the Fund’s annualized expense ratio of 1.30%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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Zacks All-Cap Core Fund
Zacks Market Neutral Fund
Zacks Small-Cap Core Fund
Zacks Dividend Fund
Each a series of Investment Managers Series Trust

Advisor
Zacks Investment Management, Inc.
1 South Wacker Drive, Suite 2700
Chicago, Illinois 60606

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 10th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Zacks All-Cap Core Fund - Class A	CZOAX	461418 204
Zacks All-Cap Core Fund - Class C	CZOCX	461418 105
Zacks Market Neutral Fund - Class A	ZMNAX	461418 709
Zacks Market Neutral Fund - Class C	ZMNCX	461418 808
Zacks Small-Cap Core Fund - Investor	ZSCCX	461418 428
Zacks Small-Cap Core Fund - Class C	ZCCCX	46141P 396
Zacks Small-Cap Core Fund - Class I	ZSCIX	46141P 313
Zacks Dividend Fund - Investor	ZDIVX	46141P 321

Privacy Principles of the Zacks Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds.  The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Zacks Funds for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (888) 453-4003 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 453-4003 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC website at  www.sec.gov. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Zacks Funds
P.O. Box 2175
Milwaukee, Wisconsin 53201
Toll Free: (888) 453-4003

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-888-453-4003.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant does not have an audit committee financial expert serving on its audit committee.  The audit committee is composed of the Registrant’s three independent Trustees, each of whom possesses extensive industry experience, but none of whom has all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an “audit committee financial expert.”  The Board of Trustees believes that the audit committee has sufficient knowledge and experience to meet its obligations as the audit committee of the Registrant.  In addition, the Board of Trustees notes that the audit committee has the authority to retain any experts necessary to carry out its duties.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 11/30/2014	FYE 11/30/2013
Audit Fees	$56,250	$40,500
Audit-Related Fees	N/A	N/A
Tax Fees	$10,000	$7,500
All Other Fees*	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 11/30/2014	FYE 11/30/2013
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 11/30/2014	FYE 11/30/2013
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded based on such evaluation that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	2/09/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	2/09/2015

By (Signature and Title)	/s/Rita Dam
Rita Dam, Treasurer

Date	2/09/2015